                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04025
                                  ----------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                                64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  05-31
                        --------------------------------------------------------

Date of reporting period:  08-31-2008
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE MONEY MARKET FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 98.3%
ALABAMA - 0.7%
      $  1,000,000  Gulf Shores Medical Clinic Board
                    Rev., (Colonial Pinnacle MOB,
                    LLC), VRDN, 1.94%, 9/4/08
                    (LOC: Regions Bank)                             $  1,000,000
           800,000  Mobile Industrial Development
                    Board Rev., (Holnam Inc.), VRDN,
                    1.95%, 9/3/08 (LOC: Bayerische
                    Landesbank)                                          800,000
                                                                 ---------------
                                                                       1,800,000
                                                                 ---------------
ARIZONA - 5.4%
        10,185,000  Greater Arizona Development
                    Auth. Infrastructure Rev., Series
                    2007-2056, VRDN, 1.92%, 9/4/08
                    (BHAC-CR) (LIQ FAC: JPMorgan
                    Chase Bank) (Acquired 6/20/08,
                    Cost $10,185,000)(1)                              10,185,000
         6,750,000  Maricopa County Industrial
                    Development Auth. Rev., (Michael
                    Pylman Dairies), VRDN, 2.04%,
                    9/4/08 (LOC: LaSalle Bank N.A)                     6,750,000
                                                                 ---------------
                                                                      16,935,000
                                                                 ---------------
CALIFORNIA - 1.7%
         4,400,000  Alameda County Industrial
                    Development Auth. Rev., (BAT
                    Properties LLC), VRDN, 2.20%,
                    9/4/08 (LOC: Bank of the West)                     4,400,000
           883,364  California Economic Development
                    Financing Auth. Rev., (Wesflex
                    Pipe Manufacturing), VRDN,
                    2.10%, 9/4/08 (LOC: Wells Fargo
                    Bank N.A.)                                           883,362
                                                                 ---------------
                                                                       5,283,362
                                                                 ---------------
COLORADO - 7.2%
         2,840,000  Arvada Water Enterprise Rev.,
                    VRDN, 3.54%, 9/2/08 (FSA)
                    (SBBPA: Dexia Public
                    Finance Bank)                                      2,840,000
         2,745,000  Avon Industrial Development Rev.,
                    (Kroger Co.), VRDN, 1.94%,
                    9/4/08 (LOC: U.S. Bank N.A.)                       2,745,000
         5,800,000  Colorado Housing & Finance Auth.
                    Rev., (Kroger Co.), VRDN, 1.94%,
                    9/4/08 (LOC: U.S. Bank N.A.)                       5,800,000
         4,650,000  Colorado School of Mines
                    Enterprise Improvement Rev.,
                    Series 2008 B, VRDN, 2.25%,
                    9/2/08 (LOC: Dexia Credit Local)                   4,650,000
         1,840,000  Fort Collins Economic
                    Development Rev., Series 2001 A,
                    (The Residence at Oakridge),
                    VRDN, 2.10%, 9/4/08
                    (LOC: U.S. Bank N.A.)                              1,840,000
         1,500,000  Hotchkiss Industrial Development
                    Rev., (Kroger Co.), VRDN, 1.94%,
                    9/4/08 (LOC: U.S. Bank N.A.)                       1,500,000
         2,900,000  Thornton Industrial Development
                    Rev., (Kroger Co.), VRDN, 1.94%,
                    9/4/08 (LOC: U.S. Bank N.A.)                       2,900,000
                                                                 ---------------
                                                                      22,275,000
                                                                 ---------------
FLORIDA - 1.5%
         4,300,000  Miami-Dade County Industrial
                    Development Auth. Rev.,
                    (Palmer Trinity Private College),
                    VRDN, 2.11%, 9/4/08
                    (LOC: Keybank N.A.)                                4,300,000
           500,000  Seminole County Industrial
                    Development Auth. Rev.,
                    VRDN, 2.04%, 9/4/08
                    (LOC: Bank of America N.A.)                          500,000
                                                                 ---------------
                                                                       4,800,000
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
HAWAII - 0.8%
           450,000  Hawaii Pacific Health Special
                    Purpose Rev., Series 2004 B,
                    (Department Budget & Finance),
                    VRDN, 1.91%, 9/3/08 (SBBPA:
                    Bank of Nova Scotia)                                 450,000
         2,000,000  Hawaii Pacific Health Special
                    Purpose Rev., Series 2004 B2,
                    (Department Budget & Finance),
                    VRDN, 1.91%, 9/3/08 (SBBPA:
                    Bank of Nova Scotia)                               2,000,000
                                                                 ---------------
                                                                       2,450,000
                                                                 ---------------
IDAHO - 2.9%
         2,900,000  Boise City Housing Auth.
                    Multifamily Rev., Series 2002 B,
                    (Civic Plaza Housing), VRDN,
                    2.15%, 9/3/08 (LOC:
                    Keybank N.A.)                                      2,900,000
         6,000,000  Idaho Tax Anticipation Notes GO,
                    3.00%, 6/30/09                                     6,062,425
                                                                 ---------------
                                                                       8,962,425
                                                                 ---------------
ILLINOIS - 2.0%
         3,995,000  Illinois GO, Series 2003 B04,
                    VRDN, 2.07%, 9/3/08 (FSA)
                    (SBBPA: Wachovia Bank N.A.)                        3,995,000
         2,270,000  Illinois Sales Tax Rev.,
                    5.00%, 6/15/09                                     2,310,599
                                                                 ---------------
                                                                       6,305,599
                                                                 ---------------
INDIANA - 5.6%
         2,000,000  Indianapolis Local Public
                    Improvement Bond Bank Rev.,
                    Series 2008 C, (Indianapolis
                    Airport Authority), VRDN, 2.00%,
                    9/4/08 (FSA) (SBBPA:
                    Dexia Credit Local)                                2,000,000
         2,800,000  Jasper County Industrial
                    Development Rev., (Newberry
                    Farms LLC), VRDN, 2.04%,
                    9/4/08 (LOC: Bank of the West)                     2,800,000
         1,465,000  Morgan County Economic
                    Development Rev., Series 2002 A,
                    (Morgan Hospital & Medical
                    Center), VRDN, 1.97%, 9/4/08
                    (LOC: Fifth Third Bank)                            1,465,000
        11,270,000  Morgan County Economic
                    Development Rev., Series 2002 B,
                    (Morgan Hospital & Medical
                    Center), VRDN, 1.92%, 9/4/08
                    (LOC: Fifth Third Bank)                           11,270,000
                                                                 ---------------
                                                                      17,535,000
                                                                 ---------------
IOWA - 2.6%
         5,250,000  Buffalo Pollution Control Rev.,
                    Series 1991 B, (Lafarge Corp.),
                    VRDN, 2.15%, 9/4/08
                    (LOC: BNP Paribas)                                 5,250,000
         2,800,000  Orange City Industrial
                    Development Rev., (Vogel
                    Enterprises, Ltd.), VRDN, 2.10%,
                    9/4/08 (LOC: U.S. Bank N.A.)                       2,800,000
                                                                 ---------------
                                                                       8,050,000
                                                                 ---------------
KANSAS - 0.3%
         1,000,000  Hutchinson Industrial
                    Development Rev., (Kroger Co.),
                    VRDN, 1.94%, 9/4/08
                    (LOC: U.S. Bank N.A.)                              1,000,000
                                                                 ---------------
KENTUCKY - 1.6%
         3,000,000  Kentucky Asset/Liability
                    Commission Tax and Rev.
                    Anticipation Notes, Series
                    2008 A, 3.00%, 6/25/09                             3,029,262

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,000,000  Murray Industrial Building Rev.,
                    (Kroger Co.), VRDN, 1.94%,
                    9/4/08 (LOC: U.S. Bank N.A.)                       1,000,000
         1,000,000  Winchester Industrial Building
                    Rev., (Kroger Co.), VRDN, 1.94%,
                    9/4/08 (LOC: U.S. Bank N.A.)                       1,000,000
                                                                 ---------------
                                                                       5,029,262
                                                                 ---------------
LOUISIANA - 2.1%
         2,020,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Trinity Episcopal School),
                    VRDN, 1.95%, 9/3/08
                    (LOC: SunTrust Bank)                               2,020,000
         4,500,000  Parish of St. James Pollution
                    Control Facilities Refunding Rev.,
                    (Occidental Petroleum Corp.),
                    VRDN, 1.86%, 9/3/08 (LOC:
                    Bayerische Landesbank)                             4,500,000
                                                                 ---------------
                                                                       6,520,000
                                                                 ---------------
MAINE - 0.9%
         2,800,000  Town of York Rev., (Stonewall
                    Realty LLC), VRDN, 2.14%,
                    9/4/08 (LOC: Citizens Bank
                    of Rhode Island)                                   2,800,000
                                                                 ---------------
MICHIGAN - 1.1%
         3,500,000  City of Southfield Economic
                    Development Corp. Rev.,
                    (Lawrence Technological
                    University), VRDN, 1.85%,
                    9/3/08 (GO of University)
                    (LOC: JPMorgan Chase Bank)                         3,500,000
                                                                 ---------------
MINNESOTA - 3.2%
         6,500,000  East Grand Forks Solid Waste
                    Disposal Rev., (American Crystal
                    Sugar Co.), VRDN, 2.04%, 9/4/08
                    (LOC: Wachovia Bank N.A.)                          6,500,000
         3,570,000  Owatonna Housing Rev., Series
                    2003 A, (Second Century
                    Housing), VRDN, 2.04%,
                    9/4/08 (LOC: FHLB)                                 3,570,000
                                                                 ---------------
                                                                      10,070,000
                                                                 ---------------
MISSISSIPPI - 2.2%
         1,905,000  Mississippi Business Finance
                    Corp. Rev., Series 2004 B, VRDN,
                    1.96%, 9/4/08 (LOC: Wells Fargo
                    Bank N.A.)                                         1,905,000
         4,800,000  Morgan Keegan Municipal
                    Products Inc. Various States,
                    Series 2007 H1, VRDN, 2.09%,
                    9/4/08 (LOC: Regions Bank)                         4,800,000
                                                                 ---------------
                                                                       6,705,000
                                                                 ---------------
MISSOURI - 5.8%
         6,700,000  Jackson County Industrial
                    Development Auth. Rev., (Linda
                    Hall Library), VRDN, 1.95%,
                    9/4/08 (LOC: Commerce
                    Bank N.A.)                                         6,700,000
         2,355,000  Kansas City Industrial
                    Development Auth. Rev., (Plaza
                    Manor Nursing), VRDN, 1.99%,
                    9/4/08 (LOC: Comerica Bank)                        2,355,000
         8,950,000  Missouri Health & Educational
                    Facilities Auth. Rev., (Pembroke
                    Hill School), VRDN, 1.95%, 9/4/08
                    (LOC: Commerce Bank N.A.)                          8,950,000
                                                                 ---------------
                                                                      18,005,000
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
NEVADA - 2.0%
         6,075,000  Austin Trust Various States GO,
                    Series 2008-3317, VRDN, 1.96%,
                    9/4/08 (FSA) (LIQ FAC: Bank of
                    America N.A.) (Acquired 8/11/08,
                    Cost $6,075,000)(1)                                6,075,000
                                                                 ---------------
NEW YORK - 0.4%
         1,395,000  New York City Industrial
                    Development Agency Civic Facility
                    Rev., (1998 Peninsula Hospital
                    Center), VRDN, 3.85%, 9/4/08
                    (LOC: JPMorgan Chase Bank)                         1,395,000
                                                                 ---------------
OREGON - 5.2%
        10,200,000  Oregon Facilities Auth. Rev.,
                    Series 2008 A, (Reed College),
                    VRDN, 1.90%, 9/4/08 (SBBPA:
                    Wells Fargo Bank N.A.)                            10,200,000
         6,000,000  Oregon GO, Series 2008 A,
                    (Tax Anticipation Notes)
                    3.00%, 6/30/09                                     6,063,420
                                                                 ---------------
                                                                      16,263,420
                                                                 ---------------
PENNSYLVANIA - 1.6%
         5,000,000  Union County Hospital Auth. Rev.,
                    (Evangelical Community
                    Hospital), VRDN, 1.89%, 9/4/08
                    (LOC: Bank of America N.A.)                        5,000,000
                                                                 ---------------
SOUTH CAROLINA - 2.6%
         8,150,000  South Carolina Jobs Economic
                    Development Auth Rev.,
                    (Greenville Technical College),
                    VRDN, 1.86%, 9/4/08
                    (LOC: SunTrust)                                    8,150,000
                                                                 ---------------
SOUTH DAKOTA - 0.1%
           200,000  South Dakota Health &
                    Educational Facilities Auth. Rev.,
                    Series 2008 C, (Avera Health
                    Issue), VRDN, 1.87%, 9/5/08
                    (LOC: Allied Irish Bank plc)                         200,000
                                                                 ---------------
TENNESSEE - 7.8%
         7,880,000  Bradley County Industrial
                    Development Board Rev.,
                    (Kroger Co.), VRDN, 1.94%,
                    9/4/08 (LOC: U.S. Bank N.A.)                       7,880,000
         1,375,000  Clarksville Public Building
                    Authority Rev., (Tennessee
                    Municipal Bond Fund), VRDN,
                    2.45%, 9/2/08 (LOC: Bank
                    of America N.A.)                                   1,375,000
        11,370,000  Morgan Keegan Municipal
                    Products Inc. Various States,
                    Series 2008 D, VRDN, 2.09%,
                    9/4/08 (LOC: Regions Bank)
                    (Acquired 3/31/08-7/9/08,
                    Cost $11,370,000)(1)                              11,370,000
         3,500,000  Shelby County Health, Educational
                    & Housing Facility Board Rev.,
                    (Wyndridge III Apartments),
                    VRDN, 1.98%, 9/4/08
                    (LOC: FHLMC)                                       3,500,000
                                                                 ---------------
                                                                      24,125,000
                                                                 ---------------
TEXAS - 14.7%
        14,400,000  Brazos Harbor Industrial
                    Development Corp. Rev., (BASF
                    Corporation), VRDN, 1.85%,
                    9/3/08                                            14,399,999
         4,500,000  Brownsville Utility System Rev.,
                    Series 2005-1132, VRDN, 2.34%,
                    9/4/08 (FSA-CR) (LIQ FAC:
                    JPMorgan Chase Bank) (Acquired
                    2/28/08, Cost $4,500,000)(1)                       4,500,000

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
        10,000,000  Crawford Education Facilities
                    Corp. Rev., (University Parking
                    System A), VRDN, 1.93%, 9/4/08
                    (LOC: BNP Paribas)                                10,000,000
         3,000,000  Hale County Industrial
                    Development Corp. Rev.,
                    (Struikmans), VRDN, 2.04%,
                    9/4/08 (LOC: Bank of the West)                     3,000,000
         5,240,000  Muleshoe Economic Development
                    Corp. Rev., (John Lyle & Grace
                    Ajean), VRDN, 1.99%, 9/4/08
                    (LOC: Wells Fargo Bank N.A.)                       5,240,000
         4,500,000  Port of Corpus Christi Auth. of
                    Nueces County Solid Waste
                    Disposal Rev., (Flint Hills
                    Resources, L.P.), VRDN,
                    2.20%, 9/3/08                                      4,500,000
         4,000,000  Port of Corpus Christi Auth. of
                    Nueces County Solid Waste
                    Disposal Rev., (Flint Hills
                    Resources, L.P.), VRDN,
                    2.20%, 9/3/08                                      4,000,000
                                                                 ---------------
                                                                      45,639,999
                                                                 ---------------
VIRGINIA - 3.2%
         5,000,000  Alexandria Industrial Development
                    Auth. Rev., Series 2000 B,
                    (Institute for Defense Analyses),
                    VRDN, 1.85%, 9/4/08 (Ambac)
                    (LOC: Branch Banking & Trust)                      5,000,000
         1,360,000  Bristol Industrial Development
                    Auth. Rev., (Bristol Health Care
                    Center Inc.), VRDN, 2.10%,
                    9/1/08 (LOC: Regions Bank)                         1,360,000
         3,575,000  Chesapeake Bay Bridge & Tunnel
                    District Rev., Series 2003 A39,
                    VRDN, 1.92%, 9/3/08 (BHAC-CR)
                    (SBBPA: Wachovia Bank N.A.)
                    (Acquired 5/9/08,
                    Cost $3,575,000)(1)                                3,575,000
                                                                 ---------------
                                                                       9,935,000
                                                                 ---------------
WASHINGTON - 8.0%
         2,500,000  Snohomish County GO, (Marysville
                    School District No. 25), 4.00%,
                    12/1/08 (FSA/School
                    Board Guarantee)                                   2,503,755
         4,200,000  Washington Economic
                    Development Finance Auth. Rev.,
                    Series 2007 E, (Mesa Dairy, LLC),
                    VRDN, 2.04%, 9/4/08
                    (LOC: Wells Fargo Bank N.A.)                       4,200,000
         8,515,000  Washington GO, Series
                    2008 D235, VRDN, 2.07%,
                    9/4/08 (FSA) (SBBPA:
                    Wachovia Bank N.A.)                                8,515,000
         7,950,000  Washington Health Care Facilities
                    Auth. Rev., (Swedish Health
                    Services), VRDN, 1.93%, 9/3/08
                    (LOC: Citibank N.A.) (Acquired
                    3/9/07, Cost $7,950,000)(1)                        7,950,000
         1,600,000  Washington Health Care Facilities
                    Auth. Rev., Series 2007 D,
                    (MultiCare Health System), VRDN,
                    2.75%, 9/2/08 (FSA) (SBBPA:
                    U.S. Bank N.A.)                                    1,600,000
                                                                 ---------------
                                                                      24,768,755
                                                                 ---------------
WEST VIRGINIA - 1.3%
         4,000,000  West Virginia Economic
                    Development Auth. Rev., (Collins
                    Hardwood Co.), VRDN, 2.04%,
                    9/4/08 (LOC: Bank of
                    America N.A.)                                      4,000,000
                                                                 ---------------
WISCONSIN - 3.8%
        11,825,000  Austin Trust Various States Rev.,
                    Series 2008-1155, VRDN, 1.84%,
                    9/4/08 (LIQ FAC: Bank of America
                    N.A.) (Acquired 6/20/08,
                    Cost $11,825,000)(1)                              11,825,000
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 98.3%                                  305,402,822
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 1.7%                                    5,339,734
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $310,742,556
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
BHAC-CR = Berkshire Hathaway Assurance Corporation - Custodial Receipts
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FLCA = Federal Land Credit Associations
FSA = Financial Security Assurance, Inc.
FSA-CR = Financial Security Assurance, Inc. - Custodial Receipts
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008 was $55,480,000, which represented 17.9% of total net assets. None of the restricted securities were considered illiquid.

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities are valued at amortized cost, which approximates current market value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium.
If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
              VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                     -
Level 2 - Other Significant Observable Inputs                    $305,402,822
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $305,402,822
                                                              ==================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                    $305,402,822
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE BOND FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 99.3%
ALABAMA - 0.5%
      $    865,000  Alabama Water Pollution Control
                    Auth., 5.75%, 8/15/18 (Ambac)                 $      909,349
           190,000  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/08, Prerefunded at 100%
                    of Par (Ambac)(1)                                    190,038
           810,000  East Central Industrial
                    Development Auth. Rev.,
                    5.25%, 9/1/13 (Ambac)                                811,620
           645,000  Helena Utilities Board Rev.,
                    5.75%, 4/1/12, Prerefunded
                    at 101% of Par (MBIA)(1)                             720,639
           790,000  Helena Utilities Board Rev.,
                    5.75%, 4/1/12, Prerefunded
                    at 101% of Par (MBIA)(1)                             882,643
           840,000  Helena Utilities Board Rev.,
                    5.75%, 4/1/12, Prerefunded
                    at 101% of Par (MBIA)(1)                             938,507
         1,035,000  Helena Utilities Board Rev.,
                    5.75%, 4/1/12, Prerefunded
                    at 101% of Par (MBIA)(1)                           1,156,374
                                                                 ---------------
                                                                       5,609,170
                                                                 ---------------
ALASKA - 0.2%
         2,125,000  Aleutians East Borough
                    Project Rev., (Aleutian Pribilof
                    Islands Inc.), 5.00%, 6/1/20 (ACA)                 1,892,100
                                                                 ---------------
ARIZONA - 6.7%
         1,505,000  Arizona Board of Regents COP,
                    Series 2002 A, (University of
                    Arizona), 5.50%, 6/1/12,
                    Prerefunded at 100%
                    of Par (Ambac)(1)                                  1,653,619
         1,935,000  Arizona Board of Regents COP,
                    Series 2006 A, (University
                    of Arizona), 5.00%,
                    6/1/18 (Ambac)(2)                                  2,081,247
         1,275,000  Arizona Health Facilities
                    Auth. Rev., (Blood Systems Inc.),
                    4.00%, 4/1/12                                      1,287,278
         1,175,000  Arizona Health Facilities
                    Auth. Rev., (Blood Systems Inc.),
                    4.50%, 4/1/16                                      1,176,105
         1,000,000  Arizona Health Facilities
                    Auth. Rev., (Blood Systems Inc.),
                    5.00%, 4/1/21                                        988,010
         7,500,000  Arizona Health Facilities
                    Auth. Rev., Series 2007 B,
                    (Banner Health), VRDN,
                    2.68%, 10/1/08(2)                                  5,533,124
         3,000,000  Arizona Health Facilities
                    Auth. Rev., Series 2008 D,
                    (Banner Health), 5.00%,
                    1/1/15(2)                                          3,157,769
         1,750,000  Arizona School Facilities Board
                    Rev., (State School Improvement),
                    5.50%, 7/1/11, Prerefunded at
                    100% of Par(1)                                     1,900,728
         1,000,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/11                         1,024,100
         1,000,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/12                         1,023,050
         1,880,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/13                         1,921,172
         2,000,000  Arizona Tourism & Sports Auth.
                    Rev., Series 2003 A, (Multipurpose
                    Stadium Facility), 5.25%,
                    7/1/17 (MBIA)                                      2,155,840
         1,910,000  Energy Management Services
                    LLC Rev., (Arizona State
                    University - Main Campus),
                    4.50%, 7/1/11 (MBIA)                               2,011,326
         2,130,000  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%,
                    7/1/12 (MBIA)                                      2,264,850

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           500,000  Glendale Industrial Development
                    Auth. Rev., Series 2001 A,
                    (Midwestern University), 5.75%,
                    5/15/11, Prerefunded at 101%
                    of Par(1)                                            545,005
         1,155,000  Maricopa County Gilbert Unified
                    School District No. 41 GO, 5.75%,
                    7/1/11 (FSA)                                       1,257,206
         1,445,000  Maricopa County Phoenix Union
                    High School District No. 210 GO,
                    4.75%, 7/1/11 (FSA)                                1,533,925
         1,955,000  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.00%, 7/1/10                       2,020,102
         2,415,000  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.25%, 7/1/11                       2,540,169
         2,000,000  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.25%, 7/1/12                       2,119,440
         1,000,000  Maricopa County Scottsdale
                    Elementary School District
                    No. 48 GO, 6.60%, 7/1/12                           1,143,620
         1,265,000  Mohave County Community
                    College District Rev., 5.75%,
                    3/1/14 (Ambac)                                     1,320,040
         2,150,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%, 3/1/10,
                    Prerefunded at 100% of
                    Par (MBIA)(1)                                      2,276,463
         2,155,000  Mohave County Industrial
                    Development Auth., Series 2004 A,
                    (Mohave Prison), 5.00%,
                    4/1/14 (XLCA)                                      2,277,706
         1,815,000  Navajo County Unified School
                    District No. 20 Rev., Series
                    2006 A, 5.00%, 7/1/17 (MBIA)                       1,959,438
         1,000,000  Phoenix Civic Improvement Corp.
                    Airport Rev., Series 2008 A,
                    5.00%, 7/1/38                                        989,220
         1,000,000  Phoenix Civic Improvement Corp.
                    Waste System Rev., (Junior Lien),
                    6.25%, 7/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                              1,081,310
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior Lien),
                    5.50%, 7/1/19 (FGIC)                               1,062,530
         1,070,000  Phoenix GO, Series 1995 A,
                    6.25%, 7/1/17                                      1,293,341
         1,750,000  Phoenix Industrial Development
                    Auth. Government Office Lease
                    Rev., (Capitol Mall LLC), 5.00%,
                    9/15/26 (Ambac)                                    1,775,900
         1,200,000  Pima County Indian
                    Oasis-Baboquivari Unified School
                    District No. 40 Rev., Series
                    2002 A, 4.60%, 7/1/13 (MBIA)                       1,257,756
         1,125,000  Pima County Marana Unified
                    School District No. 6 GO, 5.50%,
                    7/1/15 (FGIC)                                      1,186,178
         1,710,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%,
                    7/1/18 (Ambac)                                     1,856,975
         1,800,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%, 7/1/19
                    (Ambac)                                            1,942,758
         2,600,000  Pima County Tucson Unified
                    School District No. 1 GO, 4.625%,
                    7/1/13 (FSA)                                       2,765,620
           820,000  Pinal County COP, 4.75%,
                    6/1/13 (Ambac)                                       856,187
           775,000  Pinal County Apache Junction
                    Unified School District No. 43 GO,
                    Series 2006 B, (School
                    Improvement), 5.00%, 7/1/16,
                    Prerefunded at 100%
                    of Par (FGIC)(1)                                     862,203
         3,970,000  Pinal County COP, 5.00%, 12/1/25                   3,925,376
           750,000  Queen Creek Improvement
                    District No. 1 Special Tax Rev.,
                    5.00%, 1/1/11                                        765,368
         1,000,000  Queen Creek Improvement
                    District No. 1 Special Tax Rev.,
                    5.00%, 1/1/16                                      1,003,080
         1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                    Prerefunded at 100% of Par(1)                      1,660,400
         1,000,000  Sedona COP, 5.75%, 7/1/09,
                    Prerefunded at 101% of Par(1)                      1,043,040

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,085,000  South Tucson Municipal Property
                    Corp. Rev., 5.50%, 6/1/24                          3,133,496
                                                                 ---------------
                                                                      75,632,070
                                                                 ---------------
CALIFORNIA - 10.5%
         3,445,000  ABAG Tax Allocation Rev., Series
                    2007 A, 5.00%, 9/1/33
                    (Ambac)(2)                                         3,440,110
        10,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2008 H, 5.00%, 5/1/21(2)                   10,524,299
         3,000,000  California Department of Water
                    Resources Rev., Series 2008 AE,
                    (Central Valley Water System),
                    5.00%, 12/1/22                                     3,210,120
         5,000,000  California Economic Recovery GO,
                    Series 2008 B, 3.50%, 7/1/11(2)                    5,136,800
        10,000,000  California GO, 5.00%, 8/1/22(2)                   10,258,300
         7,500,000  California GO, 5.00%, 6/1/26(2)                    7,585,125
         7,500,000  California GO, 5.00%, 11/1/26(2)                   7,609,725
         2,300,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2008 A3, (Stanford Hospital),
                    VRDN, 3.45%, 6/15/11                               2,334,615
         5,725,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2008 I, (Catholic Healthcare
                    West), 5.125%, 7/1/22(2)                           5,800,685
         1,000,000  California Public Works Board
                    Lease, Series 1994 A, (Various
                    University of California Projects),
                    6.20%, 10/1/08                                     1,003,360
         2,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2001 B, (Kaiser Permanente),
                    3.90%, 8/1/31                                      2,008,940
         1,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 E, (Kaiser Permanente),
                    4.70%, 6/1/09                                      1,020,140
           230,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.00%, 10/1/12 (FSA)(1)                              252,494
           845,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.00%, 10/1/12 (FSA)                                 916,157
           430,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.25%, 10/1/13, Prerefunded
                    at 101% of Par (FSA)(1)                              485,221
         1,570,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.25%, 10/1/19 (FSA)                               1,705,193
         7,000,000  City of Vista COP, (Community
                    Projects), 5.00%, 5/1/37 (MBIA)                    6,843,060
         3,510,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/17 (Ambac)                              3,873,882
         2,000,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/27 (Ambac)                              2,059,400
         5,000,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1,
                    5.75%, 6/1/47                                      4,185,700
         1,070,000  Hesperia Unified School District
                    COP, (2007 Capital Improvement),
                    5.00%, 2/1/17 (Ambac)                              1,141,583
         3,000,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                     3,067,410
         2,200,000  Manteca Unified School District
                    GO, 5.25%, 8/1/14, Prerefunded
                    at 100% of Par (FSA)(1)                            2,481,710
         2,300,000  Northern California Power Agency
                    Rev., Series 2008 C, (Hydroelectric
                    Project Number One), 5.00%,
                    7/1/19 (AGC)                                       2,434,550
         2,500,000  Northern California Power Agency
                    Rev., Series 2008 C, (Hydroelectric
                    Project Number One), 5.00%,
                    7/1/20 (AGC)                                       2,613,525
         5,000,000  Northern California Power Agency
                    Rev., Series 2008 C, (Hydroelectric
                    Project Number One), 5.00%,
                    7/1/21 (AGC)                                       5,166,550

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,500,000  Pasadena Electric Rev., 5.00%,
                    6/1/37 (AGC)                                       1,459,740
         1,000,000  Plumas Unified School District GO,
                    5.25%, 8/1/20 (FSA)                                1,114,760
         3,790,000  San Francisco City & County
                    Airports Commission Rev.,
                    Series 2008-34F, (San Francisco
                    International Airport), 5.00%,
                    5/1/16 (AGC/FSA)                                   4,118,934
         5,000,000  San Francisco City & County
                    Airports Commission Rev.,
                    Series 2008-34F, (San Francisco
                    International Airport), 5.00%,
                    5/1/17 (AGC/FSA)                                   5,414,150
         2,145,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    5.50%, 7/1/15 (MBIA)                               2,328,912
         1,000,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/20 (MBIA)                               1,087,490
         2,000,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/31 (MBIA)                               2,134,160
         1,575,000  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series
                    2006 A (Project Area No. 3),
                    5.00%, 8/1/20 (Ambac)                              1,615,430
         2,875,000  Southern California Public Power
                    Auth. Rev., Series 2008 A,
                    (Southern Transmission),
                    5.00%, 7/1/22                                      2,997,389
                                                                 ---------------
                                                                     119,429,619
                                                                 ---------------
COLORADO - 1.8%
         1,100,000  Arapahoe County Water &
                    Wastewater Public Improvement
                    District GO, Series 2002 B,
                    5.75%, 12/1/17 (MBIA)                              1,211,166
            40,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., (Northwest
                    Nazarene University), 4.60%,
                    11/1/10, Prerefunded at 102%
                    of Par(1)                                             42,631
           170,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., (Northwest
                    Nazarene University), 4.75%,
                    11/1/10(1)                                           178,490
           730,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., (Northwest
                    Nazarene University), 4.75%,
                    11/1/10                                              743,454
           760,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., (Northwest
                    Nazarene University), 4.60%,
                    11/1/16                                              736,539
         1,280,000  Colorado Health Facilities Auth.
                    Rev., (Yampa Valley Medical
                    Center), 5.00%, 9/15/11                            1,315,661
         1,000,000  Colorado Health Facilities Auth.
                    Rev., Series 2006 B, (Longmont
                    United Hospital), 5.00%,
                    12/1/20 (RADIAN)                                     961,800
           450,000  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/10,
                    Prerefunded at 100% of Par (1)                       486,495
            50,000  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/16                          53,788
         1,350,000  Compark Business Campus
                    Metropolitan District, GO, Series
                    2007 A, 5.30%, 12/1/22 (RADIAN)                    1,297,661
         1,000,000  Douglas & Elbert Counties School
                    District No. Re-1 GO, Series
                    2002 B, 5.75%, 12/15/12,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                     1,124,960
         1,020,000  El Paso County School District
                    No. 8 & Fountain-Fort Carson
                    School District Finance Corp.
                    COP, 4.25%, 12/15/13 (Ambac)                       1,044,684
         1,250,000  Interlocken Consolidated
                    Metropolitan District GO,
                    Series 1999 B, 5.625%,
                    12/15/16 (RADIAN)                                  1,305,575
         1,250,000  Midcities Metropolitan District
                    No. 2 GO, 5.125%, 12/1/30
                    (RADIAN)                                           1,127,838
         1,450,000  SBC Metropolitan District GO,
                    5.00%, 12/1/20 (ACA)                               1,437,443
         5,000,000  University of Colorado Regents
                    COP, 6.00%, 12/1/22 (MBIA-IBC)                     5,270,149

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,000,000  Vista Ridge Metropolitan District
                    GO, Series 2006 A, 5.00%,
                    12/1/21 (RADIAN)                                     939,840
         1,400,000  Vista Ridge Metropolitan District,
                    GO, Series 2006 A, 5.00%,
                    12/1/26 (RADIAN)                                   1,279,488
                                                                 ---------------
                                                                      20,557,662
                                                                 ---------------
CONNECTICUT - 2.1%
         2,150,000  City of Bridgeport GO, Series
                    2004 A, 5.25%, 8/15/14,
                    Prerefunded at 100%
                    of Par (MBIA)(1)                                   2,409,118
         4,000,000  Connecticut GO, Series 2001 C,
                    5.50%, 12/15/13 (MBIA-IBC)                         4,510,200
         5,000,000  Connecticut GO, Series 2006 C,
                    5.00%, 6/1/14                                      5,507,251
         1,595,000  Connecticut GO, Series 2006 D,
                    5.00%, 11/1/15                                     1,770,067
         4,500,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2003 X-3, (Yale University),
                    4.85%, 7/1/37                                      4,544,865
         1,000,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2007 C, (Hospital for Special Care
                    Issue), 5.25%, 7/1/27 (RADIAN)                       941,750
         2,660,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2007 I, (Quinnipiac University),
                    5.00%, 7/1/16 (MBIA)                               2,874,502
         1,000,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2007 I, (Quinnipiac University),
                    5.00%, 7/1/17 (MBIA)                               1,076,490
                                                                 ---------------
                                                                      23,634,243
                                                                 ---------------
DISTRICT OF COLUMBIA - 0.4%
         1,385,000  District of Columbia GO, Series
                    1999 B, 5.50%, 6/1/09 (FSA)                        1,423,060
         1,155,000  District of Columbia Rev.,
                    (Gonzaga College High School),
                    5.20%, 7/1/12 (FSA)                                1,191,879
         2,425,000  District of Columbia Water &
                    Sewer Auth. Public Utility Rev.,
                    Series 2008 A, 5.00%,
                    10/1/34 (AGC)                                      2,426,794
                                                                 ---------------
                                                                       5,041,733
                                                                 ---------------
FLORIDA - 4.7%
           400,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.00%, 4/1/14                                        408,184
           500,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.50%, 4/1/15                                        518,940
           525,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.50%, 4/1/16                                        542,026
         2,500,000  Citizens Property Insurance Corp.
                    Rev., Series 2008 A-1, 5.00%,
                    6/1/11 (GO of Corp.)                               2,580,275
         2,500,000  Citizens Property Insurance Corp.
                    Rev., Series 2008 A-2, 4.50%,
                    6/1/09 (GO of Corp.)                               2,521,525
         1,475,000  Collier County School Board COP,
                    5.50%, 2/15/12 (FSA)                               1,591,319
         1,150,000  Duval County School Board COP,
                    5.75%, 7/1/09 (FSA)                                1,185,075
        10,000,000  Florida Hurricane Catastrophe
                    Fund Finance Corp. Rev., Series
                    2008 A, 5.00%, 7/1/13(2)                          10,419,799
         1,000,000  Florida Municipal Loan Council
                    GO, Series 2002 C, 5.25%,
                    11/1/21 (MBIA)                                     1,028,390
         4,500,000  Florida Rural Utility Financing
                    Commission Rev., Series 2008 A,
                    (Public Projects Construction),
                    3.25%, 2/1/11                                      4,508,550
         1,000,000  Halifax Hospital Medical Center
                    Rev., Series 2006 A,
                    5.25%, 6/1/16                                      1,021,110

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           950,000  Halifax Hospital Medical Center
                    Rev., Series 2006 A,
                    5.25%, 6/1/18                                        951,720
         1,235,000  Indian River County Rev., (Spring
                    Training Facility), 5.25%,
                    4/1/15 (FGIC)                                      1,305,383
         2,870,000  JEA St. Johns River Power Park
                    System Rev., Series 2, Issue 3,
                    5.00%, 10/1/37                                     2,890,721
           850,000  Lee County Industrial
                    Development Auth. Healthcare
                    Facilities Rev., Series 1999 A,
                    (Shell Point Village),
                    5.50%, 11/15/09(1)                                   884,714
         1,000,000  Miami Beach Stormwater Rev.,
                    5.75%, 9/1/17 (FGIC)                               1,057,130
         1,910,000  Miami Beach Water & Sewer Rev.,
                    5.625%, 9/1/16 (Ambac)                             2,030,655
           650,000  Miami Parking Facilities Rev.,
                    5.25%, 10/1/15 (MBIA)                                708,279
         4,650,000  Miami-Dade County Aviation Rev.,
                    Series 2007 D, (Miami
                    International Airport), 5.25%,
                    10/1/26 (FSA)                                      4,768,016
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/11, Prerefunded at 100%
                    of Par (FSA)(1)                                    1,092,210
         1,875,000  Orange County School Board COP,
                    Series 2002 A, 5.50%, 8/1/12,
                    Prerefunded at 100%
                    of Par (MBIA)(1)                                   2,075,513
           450,000  Orlando and Orange County
                    Expressway Auth. Rev., (Junior
                    Lien), 6.50%, 7/1/11 (FGIC)                          495,761
         1,000,000  Orlando Utilities Commission
                    Water & Electric Rev., Series
                    1989 D, 6.75%, 10/1/17(1)                          1,171,080
         1,500,000  Putnam County Development
                    Auth. Pollution Control Rev., Series
                    2007 B, (Seminole Electric
                    Cooperative, Inc.), 5.35%,
                    5/1/18 (Ambac)                                     1,500,105
         1,000,000  Sumter County School Board COP,
                    5.50%, 7/2/12, Prerefunded at
                    100% of Par (MBIA)(1)                              1,105,140
         1,000,000  Sunrise Utility System Rev.,
                    5.20%, 10/1/22 (Ambac)                             1,042,210
         2,000,000  Tampa Bay Water Utility System
                    Rev., 5.00%, 10/1/38                               2,023,620
           400,000  Tampa Guaranteed Entitlement
                    Rev., 6.00%, 10/1/18 (Ambac)                         458,452
         1,000,000  Tampa Water & Sewer Rev.,
                    6.00%, 10/1/17 (FSA)                               1,174,850
                                                                 ---------------
                                                                      53,060,752
                                                                 ---------------
GEORGIA - 2.1%
         3,210,000  Burke County Development Auth.
                    Pollution Control Rev., Series
                    2007 B, (Oglethorpe Power Corp.
                    Vogtle), 4.75%, 4/1/11 (MBIA)(2)                   3,302,383
         9,100,000  City of Atlanta Water &
                    Wastewater Rev. , Series 2002 C,
                    VRDN, 2.60%, 9/2/08 (FSA)
                    (SBBPA: Dexia Credit Local)(2)                     9,100,000
         1,250,000  Fulton County Development Auth.
                    Rev., Series 2001 A, (TUFF/Atlanta
                    Housing, LLC Project at Georgia
                    State University), 5.50%,
                    9/1/18 (Ambac)                                     1,341,063
         5,000,000  Georgia Municipal Electric Auth.
                    Rev., Series 2008 A, (Project
                    One), 5.25%, 1/1/17                                5,428,100
           130,000  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/09, Prerefunded at 100%
                    of Par (MBIA-IBC/GO of
                    Participants)(1)                                     131,884
            15,000  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/11, Prerefunded at 100%
                    of Par (MBIA-IBC)(1)                                  15,961
           110,000  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)(1)                                 120,405
           560,000  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)                                    603,585
         2,000,000  LaGrange Water & Sewerage Rev.,
                    5.00%, 1/1/12 (Ambac)                              2,144,540

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,130,000  Marietta Development Auth. Rev.,
                    (Life University, Inc.),
                    6.25%, 6/15/20                                     1,092,868
                                                                 ---------------
                                                                      23,280,789
                                                                 ---------------
HAWAII(3)
           500,000  Maui County GO, Series 2000 A,
                    6.50%, 3/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                                537,950
                                                                 ---------------
IDAHO - 0.1%
         1,000,000  Blaine County School District
                    No. 61 GO, 5.00%,
                    7/30/10 (Ambac/School
                    Bond Guarantee)                                    1,055,520
                                                                 ---------------
ILLINOIS - 4.5%
         2,000,000  Bedford Park GO, Series 2004 A,
                    5.25%, 12/15/20 (FSA)                              2,145,140
         5,000,000  Chicago Board of Education GO,
                    Series 2008 C, 5.25%, 12/1/23(2)                   5,300,749
         4,000,000  Chicago O'Hare International
                    Airport Rev., Series 1993 A,
                    (Senior Lien), 5.00%,
                    1/1/12 (MBIA-IBC)                                  4,220,920
         3,000,000  Chicago O'Hare International
                    Airport Rev., Series 2008 A,
                    5.00%, 1/1/12 (FSA)                                3,193,080
         4,000,000  Chicago O'Hare International
                    Airport Rev., Series 2008 A,
                    5.00%, 1/1/13 (FSA)                                4,296,080
         4,000,000  Chicago O'Hare International
                    Airport Rev., Series 2008 A,
                    5.00%, 1/1/14 (FSA)                                4,311,920
           725,000  Chicago O'Hare International
                    Airport Rev., Series 2008 C,
                    4.00%, 1/1/16 (FSA)                                  734,643
           600,000  Chicago O'Hare International
                    Airport Rev., Series 2008 C,
                    4.00%, 1/1/17 (FSA)                                  601,242
         1,015,000  City of Chicago Water Rev.,
                    Series 2006 A, 5.00%,
                    11/1/13 (Ambac)                                    1,096,281
         4,915,000  Cook County Township High
                    School District No. 211 GO,
                    (Palatine and Schaumburg
                    Townships), 5.00%,
                    12/1/10 (FSA)                                      5,212,258
         2,000,000  Illinois Dedicated Tax Rev.,
                    (Civic Center), 6.25%,
                    12/15/20 (Ambac)                                   2,312,600
           655,000  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.125%, 5/15/10                         678,017
           400,000  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.75%, 5/15/11,
                    Prerefunded at 101% of Par(1)                        439,212
         1,775,000  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement
                    Fund, Inc.), 5.00%, 5/1/09                         1,793,691
         2,785,000  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement
                    Fund, Inc.), 5.00%, 5/1/11                         2,814,270
           940,000  Illinois Health Facilities Auth. Rev.,
                    Series 1992 C, (Evangelical
                    Hospital), 6.75%, 4/15/12(1)                       1,009,974
         1,000,000  Illinois Regional Transportation
                    Auth. Rev., Series 1990 A, 7.20%,
                    11/1/20 (Ambac)                                    1,211,780
           930,000  Kane County Community Unit
                    School District No. 304 GO,
                    6.20%, 1/1/24 (FSA)                                1,031,965
         1,035,000  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/11,
                    Prerefunded at 100%
                    of Par (MBIA)(1)                                   1,149,875
         1,145,000  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/11,
                    Prerefunded at 100%
                    of Par (MBIA)(1)                                   1,272,084
            75,000  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%,
                    12/1/18 (MBIA)                                        80,729

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,000,000  Rock Island, Mercer et al
                    Counties Community College
                    District No. 503 GO, Series
                    2008 A, (Black Hawk College),
                    4.00%, 12/1/11 (Ambac)                             1,040,630
         1,000,000  Southwestern Illinois Development
                    Auth. Rev., (Triad School District
                    No. 2), 5.00%, 10/1/18 (MBIA/GO
                    of District)                                       1,055,190
         1,250,000  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/20 (XLCA)                               1,293,463
         1,000,000  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/21 (XLCA)                               1,027,580
         1,000,000  University of Illinois COP, Series
                    2006 A, (Academic Facilities),
                    5.00%, 3/15/16 (Ambac)                             1,095,080
                                                                 ---------------
                                                                      50,418,453
                                                                 ---------------
INDIANA - 1.7%
         1,000,000  Hamilton Southeastern
                    Consolidated School Building Corp.
                    Rev., (Hamilton County), 4.25%,
                    7/15/20 (FSA/State
                    Aid Withholding)                                   1,005,220
         1,520,000  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/17 (FSA)                        1,659,703
         1,600,000  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/18 (FSA)                        1,731,712
         1,680,000  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/19 (FSA)                        1,800,473
         5,000,000  Indiana Finance Auth. Lease Rev.,
                    Series 2008 A1, 5.00%, 11/1/16                     5,385,100
           780,000  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A,
                    7.25%, 6/1/15                                        901,087
           220,000  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15, Prerefunded at 100%
                    of Par(1)                                            238,423
         1,435,000  Indianapolis Local Public
                    Improvement Bond Bank Rev.,
                    Series 2002 A, 5.00%,
                    7/1/12 (MBIA)                                      1,549,097
         1,500,000  Mount Vernon of Hancock County
                    Multi-School Building Corp. Rev.,
                    Series 2001 B, (First Mortgage),
                    5.75%, 7/15/11, Prerefunded at
                    100% of Par (Ambac)(1)                             1,641,030
         1,650,000  Valparaiso Middle Schools Building
                    Corp. Rev., (First Mortgage),
                    5.75%, 7/15/11, Prerefunded
                    at 100% of Par (FGIC)(1)                           1,805,133
         1,000,000  Zionsville Community Schools
                    Building Corp., (First Mortgage),
                    5.75%, 1/15/12, Prerefunded
                    at 100% of Par (FGIC/State
                    Aid Withholding)(1)                                1,102,900
                                                                 ---------------
                                                                      18,819,878
                                                                 ---------------
IOWA - 0.5%
         1,485,000  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/13                        1,498,766
         1,950,000  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/14                        1,949,863
         1,690,000  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/16                        1,656,944
                                                                 ---------------
                                                                       5,105,573
                                                                 ---------------
KANSAS - 0.2%
         1,280,000  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.25%, 11/15/13                   1,344,102
         1,195,000  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.50%, 11/15/16                   1,245,728
                                                                 ---------------
                                                                       2,589,830
                                                                 ---------------
LOUISIANA - 0.5%
         1,740,000  Louisiana Local Government
                    Environmental Facilities &

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
                    Community Development Auth.
                    Rev., (Ascension Parish Library),
                    5.25%, 4/1/23 (Ambac)                              1,801,579
         1,105,000  Louisiana Public Facilities Auth.
                    Rev., Series 2006 A, (Black &
                    Gold Facilities), 4.00%,
                    7/1/13 (CIFG)                                      1,094,646
         1,205,000  Louisiana Public Facilities Auth.
                    Rev., Series 2006 A, (Black &
                    Gold Facilities), 5.00%,
                    7/1/15 (CIFG)                                      1,235,776
         1,465,000  Louisiana Public Facilities Auth.
                    Rev., Series 2007 A, (Black &
                    Gold Facilities), 5.00%,
                    7/1/22 (CIFG)                                      1,416,596
                                                                 ---------------
                                                                       5,548,597
                                                                 ---------------
MARYLAND - 2.5%
        10,000,000  Maryland GO, First Series 2005 A,
                    (State and Local Facilities
                    Loan), 5.25%, 2/15/15                             11,256,200
        10,000,000  Maryland GO, Second Series
                    2005 A, (State and Local
                    Facilities Loan), 5.00%, 8/1/11                   10,738,100
           445,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue),
                    4.75%, 7/1/09                                        452,614
           430,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue),
                    4.75%, 7/1/10                                        445,149
           825,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue),
                    5.00%, 7/1/12                                        868,750
         1,840,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue),
                    5.00%, 7/1/13                                      1,943,334
         2,000,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue),
                    5.00%, 7/1/34 (AGC)                                2,008,380
         1,000,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    Series 2008 B, (Johns Hopkins
                    Health System Obligated Group),
                    3.65%, 1/15/11                                     1,014,790
                                                                 ---------------
                                                                      28,727,317
                                                                 ---------------
MASSACHUSSETTS - 2.0%
        10,000,000  Commonwealth of Massachusetts
                    GO, Series 2002 C, (Consolidated
                    Loan of 2002), 5.50%,
                    11/1/12 (FSA)                                     11,094,500
         1,855,000  Massachusetts Development
                    Finance Agency Rev., Series
                    2007 C, 5.00%, 10/1/17                             1,921,817
         2,500,000  Massachusetts GO, Series 2006 D,
                    5.00%, 8/1/14                                      2,761,550
           630,000  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 1992 F, 6.25%,
                    7/1/12 (Ambac)                                       675,952
         1,250,000  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 2008 E-1, (CareGroup
                    Issue), 5.125%, 7/1/38                             1,147,375
         5,000,000  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 2008 N, (Massachusetts
                    Institute of Technology), 5.00%,
                    7/1/14 (GO of University)                          5,545,900
                                                                 ---------------
                                                                      23,147,094
                                                                 ---------------
MICHIGAN - 3.8%
         3,500,000  Detroit GO, Series 2004 A1,
                    5.25%, 4/1/23 (Ambac)                              3,511,585
         6,250,000  Detroit Rev., Series 2003 B,
                    (Sewage Disposal System), VRDN,
                    2.60%, 9/2/08 (FSA) (SBBPA:
                    Dexia Credit Local)                                6,249,999
         1,485,000  Grand Valley State University Rev.,
                    5.75%, 12/1/10, Prerefunded at
                    100% of Par (FGIC)(1)                              1,598,796

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,265,000  Kalamazoo Public Schools GO,
                    4.00%, 5/1/13 (FSA)                                1,326,479
         1,545,000  Kalamazoo Public Schools GO,
                    5.25%, 5/1/16 (FSA)                                1,729,875
         5,000,000  Michigan Building Auth. Rev.,
                    Series 2003 I, (Facilities
                    Program), 5.25%, 10/15/11 (FSA)                    5,345,200
         2,345,000  Michigan Higher Education
                    Facilities Auth. Rev., (Limited
                    Obligation - Hillsdale College),
                    5.00%, 3/1/26                                      2,350,253
         1,070,000  Pontiac City School District GO,
                    5.00%, 5/1/13 (XLCA)                               1,138,769
         1,110,000  Pontiac City School District GO,
                    5.00%, 5/1/14 (XLCA)                               1,183,582
         1,260,000  Pontiac City School District GO,
                    5.00%, 5/1/15 (XLCA)                               1,344,483
         1,425,000  Pontiac City School District GO,
                    5.00%, 5/1/16 (XLCA)                               1,518,266
         1,595,000  Pontiac City School District GO,
                    5.00%, 5/1/17 (XLCA)                               1,681,497
           575,000  Taylor GO, 5.00%, 9/1/11 (MBIA)                      611,219
         2,010,000  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.00%,
                    12/1/11 (FGIC)                                     2,115,827
         2,215,000  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/13 (FGIC)                                     2,368,632
         2,335,000  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/14 (FGIC)                                     2,480,564
         3,000,000  Wayne County Airport Auth. Rev.,
                    (Detroit Metropolitan Airport),
                    5.00%, 12/1/18 (FGIC)                              3,138,690
         2,000,000  Wayne County Airport Auth. Rev.,
                    (Detroit Metropolitan Airport),
                    5.00%, 12/1/19 (FGIC)                              2,067,840
         1,250,000  Western Michigan University Rev.,
                    5.00%, 11/15/32 (FSA)                              1,263,325
                                                                 ---------------
                                                                      43,024,881
                                                                 ---------------
MINNESOTA - 1.1%
        10,000,000  Minnesota GO, Series 2008 A,
                    5.00%, 6/1/13                                     10,985,900
         1,500,000  Minnesota Higher Education
                    Facilities Auth. Rev., Series
                    2005-6G, (Saint John University),
                    5.00%, 10/1/12                                     1,611,900
                                                                 ---------------
                                                                      12,597,800
                                                                 ---------------
MISSISSIPPI - 1.2%
         1,150,000  Harrison County School District,
                    GO, 5.00%, 10/1/24 (FSA)                           1,202,946
         1,565,000  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Biloxi, Mississippi),
                    5.00%, 11/1/15 (Ambac)                             1,697,055
         1,645,000  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Biloxi, Mississippi),
                    5.00%, 11/1/16 (Ambac)                             1,782,456
         1,000,000  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Municipal Energy
                    Agency Power Supply), 5.00%,
                    3/1/17 (XLCA)                                      1,011,970
         4,620,000  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2007 A, 5.00%, 7/1/19 (Ambac)                      4,907,872
         1,195,000  University of Southern Mississippi
                    Educational Building Corp. Rev.,
                    Series 2006 A, 5.00%,
                    3/1/17 (FSA)                                       1,297,137
         1,940,000  University of Southern Mississippi
                    Educational Building Corp. Rev.,
                    Series 2006 A, 5.00%,
                    3/1/18 (FSA)                                       2,087,498
                                                                 ---------------
                                                                      13,986,934
                                                                 ---------------
MISSOURI - 1.4%
         1,425,000  Jackson County Public Building
                    Corp. Rev., Series 2006 A, (Capital

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
                    Improvements), 5.00%,
                    12/1/15 (MBIA)                                     1,567,258
         2,775,000  Missouri Development Finance
                    Board, Series 2000 A, (Midtown
                    Redevelopment), 5.75%, 4/1/10,
                    Prerefunded at 100%
                    of Par (MBIA)(1)                                   2,934,868
         2,145,000  Missouri Health & Educational
                    Facilities Auth. Rev., Series
                    1998 A, (Park Lane Medical
                    Center), 5.60%, 1/1/15 (MBIA)(1)                   2,304,309
         3,030,000  Missouri Highways & Transit
                    Commission Rev., Series 2006 A,
                    5.00%, 5/1/13                                      3,319,516
         3,145,000  Missouri Joint Municipal Electric
                    Utility Commission Rev., (Plum
                    Point), 5.00%, 1/1/16 (MBIA)                       3,274,071
         1,000,000  Platte County Industrial
                    Development Auth. Rev., (Zona
                    Rosa Retail), 5.00%, 12/1/32
                    (County Guaranteed)                                  998,530
         1,000,000  St. Louis Municipal Finance Corp.
                    Rev., Series 2006 A, (Carnahan
                    Courthouse), 4.00%,
                    2/15/17 (Ambac)                                    1,002,800
                                                                 ---------------
                                                                      15,401,352
                                                                 ---------------
NEBRASKA - 0.5%
         2,000,000  Nebraska Public Power District
                    Rev., Series 2007 B, 5.00%,
                    1/1/13 (FSA)                                       2,170,860
         3,000,000  Omaha Public Power District
                    Electric System Rev., Series
                    2007 A, 5.00%, 2/1/21                              3,172,830
                                                                 ---------------
                                                                       5,343,690
                                                                 ---------------
NEVADA - 0.5%
         1,000,000  Clark County Economic
                    Development Rev., (University of
                    Southern Nevada), 5.00%,
                    4/1/22 (RADIAN)                                      934,360
         1,410,000  Clark County Economic
                    Development Rev., (University of
                    Southern Nevada), 5.00%,
                    4/1/27 (RADIAN)                                    1,284,129
         1,550,000  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), 5.50%, 6/1/12,
                    Prerefunded at 100%
                    of Par (Ambac)(1)                                  1,707,728
         1,865,000  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), 5.50%,
                    6/1/12, Prerefunded at 100%
                    of Par (Ambac)(1)                                  2,054,783
                                                                 ---------------
                                                                       5,981,000
                                                                 ---------------
NEW HAMPSHIRE - 0.6%
         1,660,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/11                           1,719,943
           505,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/12                             522,508
         1,030,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/13                           1,062,126
         3,000,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/18                           2,988,120
                                                                 ---------------
                                                                       6,292,697
                                                                 ---------------
NEW JERSEY - 4.4%
           750,000  New Jersey Economic
                    Development Auth. Rev.,
                    Series 2008 Y,

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
                    (School Facilities Contruction),
                    5.00%, 9/1/33                                        752,340
         4,235,000  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/12 (FSA)                          4,574,647
         5,595,000  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/13 (FSA)                          6,080,758
        10,000,000  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2003 B-3,
                    5.00%, 12/15/16                                   10,863,400
         7,400,000  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2004 B,
                    5.25%, 12/15/12 (FGIC)                             8,074,584
        15,000,000  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2006 A,
                    5.25%, 12/15/20                                   16,274,100
         4,000,000  Tobacco Settlement Financing
                    Corp. Rev., Series 2007-1A,
                    5.00%, 6/1/41                                      2,859,280
                                                                 ---------------
                                                                      49,479,109
                                                                 ---------------
NEW MEXICO - 1.0%
         2,340,000  City of Clayton Rev., (Jail Project),
                    5.00%, 11/1/10 (CIFG)                              2,385,653
         6,675,000  Los Alamos County Inc. Utility
                    System Rev., Series 2004 A,
                    5.00%, 7/1/11 (FSA)                                7,121,759
         1,415,000  San Juan County Gross Receipts
                    Tax Rev., Series 2001 A, 5.75%,
                    9/15/11, Prerefunded at 101%
                    of Par (Ambac)(1)                                  1,567,480
                                                                 ---------------
                                                                      11,074,892
                                                                 ---------------
NEW YORK - 9.6%
         2,975,000  City of New York GO, Series
                    2002 B, 5.25%, 8/1/09 (CIFG)                       3,064,339
         2,885,000  City of New York GO, Series
                    2002 C, 5.25%, 8/1/09 (CIFG)                       2,971,637
         5,000,000  City of New York GO, Series
                    2003 I, 5.75%, 3/1/13,
                    Prerefunded at 100% of Par(1)                      5,668,950
         5,195,000  City of New York GO, Series
                    2004 D, 5.00%, 11/1/17 (FSA)                       5,567,897
         4,000,000  City of New York GO, Series
                    2006 J1, 5.00%, 6/1/18                             4,278,520
         2,000,000  City of New York GO, Series
                    2008 J1, 5.00%, 8/1/12                             2,156,380
         5,855,000  City of New York GO, Series
                    2008 J1, 5.00%, 8/1/13                             6,349,630
         4,000,000  Metropolitan Transportation Auth.
                    Rev., Series 2008 B, 5.00%,
                    11/15/13                                           4,262,360
        10,000,000  New York City Municipal Water
                    Finance Auth. Water & Sewer
                    System Rev., Series 2006 A,
                    5.00%, 6/15/39                                    10,089,800
         1,350,000  New York City Municipal Water
                    Finance Auth. Water & Sewer
                    System Rev., Series 2008 C,
                    5.00%, 6/15/17                                     1,488,429
        10,000,000  New York City Municipal Water
                    Finance Auth. Water & Sewer
                    System Rev., Series 2008 DD,
                    5.00%, 6/15/32                                    10,169,800
         8,500,000  New York City Transitional
                    Finance Auth. Rev., Series
                    2004 D-2, 5.00%, 11/1/12                           9,270,780
         2,000,000  New York City Transitional
                    Finance Auth. Rev., Series
                    2005 A1, 5.00%, 11/1/10                            2,123,740
         1,440,000  New York State Dormitory Auth.
                    Rev., Series 1990 A, (UNIC
                    Educational Facilities), 7.50%,
                    5/15/13 (MBIA-IBC)                                 1,723,176
         1,000,000  New York State Dormitory Auth.
                    Rev., Series 2005 F, 5.00%,
                    3/15/12 (FSA)                                      1,078,640
         3,500,000  New York State Dormitory Auth.
                    Rev., Series 2008 A, (Columbia
                    University), 4.00%, 7/1/13
                    (GO of University)                                 3,696,840
         5,000,000  New York State Dormitory Auth.
                    Rev., Series 2008 A, (Columbia
                    University), 5.00%, 7/1/38
                    (GO of University)                                 5,120,750

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         7,025,000  New York State Dormitory Auth.
                    Rev., Series 2008 A1, (Memorial
                    Sloan-Kettering Cancer Center),
                    5.00%, 7/1/36                                      7,122,718
         6,250,000  New York State Dormitory Auth.
                    Rev., Series 2008 A2, (Memorial
                    Sloan-Kettering Cancer Center),
                    5.00%, 7/1/26                                      6,490,813
        10,000,000  New York State Dormitory Auth.
                    State Personal Income Tax Rev.,
                    Series 2007 A, (Education),
                    5.00%, 3/15/32                                    10,187,699
         1,000,000  Niagara Falls Bridge Commission
                    Toll Rev., Series 1993 B, 5.25%,
                    10/1/15 (FGIC)                                     1,049,130
         5,000,000  Triborough Bridge & Tunnel Auth.
                    Rev., Series 2008 B3, 5.00%,
                    11/15/15 (GO of Authority)                         5,361,400
                                                                 ---------------
                                                                     109,293,428
                                                                 ---------------
NORTH CAROLINA - 2.9%
         1,725,000  Austin Trust Various States Rev.,
                    Series 2008 -1123, VRDN, 1.96%,
                    9/4/08 (FSA/FHA) (LIQ FAC:
                    Bank of America N.A.)                              1,725,000
         6,000,000  Austin Trust Various States Rev.,
                    Series 2008-1133, VRDN, 1.96%,
                    9/4/08 (FSA/FHA) (LIQ FAC:
                    Bank of America N.A.)(2)                           6,000,000
         6,450,000  Austin Trust Various States Rev.,
                    Series 2008-3508, VRDN, 1.96%,
                    9/4/08 (FSA) (LIQ FAC: Bank of
                    America N.A.)(2)                                   6,450,000
         1,000,000  Charlotte COP, Series 2008 A,
                    (Transit Project/Phase II),
                    5.00%, 6/1/33                                      1,005,290
         2,000,000  Charlotte GO, 5.00%, 8/1/19                        2,206,880
         1,000,000  Charlotte Water & Sewer System
                    Rev., 5.00%, 7/1/17(4)                             1,111,140
         2,060,000  Greensboro Rev., (Combined
                    Enterprise System), 5.25%,
                    6/1/20                                             2,296,612
         1,750,000  North Carolina Eastern Municipal
                    Power Agency System Rev.,
                    Series 2008 A, 5.00%, 1/1/24                       1,704,185
         2,500,000  North Carolina Medical Care
                    Commission Retirement Facilities
                    Rev., Series 2007 A,
                    (Southminster), 5.625%, 10/1/27                    2,390,600
         1,000,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., 6.00%, 1/1/10 (MBIA)                         1,042,120
         2,000,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2003 A,
                    5.50%, 1/1/13                                      2,160,460
         2,500,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2008 C,
                    5.25%, 1/1/19                                      2,647,400
         2,000,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2008 C,
                    5.25%, 1/1/20                                      2,094,580
                                                                 ---------------
                                                                      32,834,267
                                                                 ---------------
NORTH DAKOTA - 0.1%
         1,500,000  Grand Forks Health Care System
                    Rev., (Altru Health System
                    Obligation Group), 7.125%,
                    8/15/10, Prerefunded at 101%
                    of Par(1)                                          1,650,075
                                                                 ---------------
OHIO - 2.4%
         1,000,000  American Municipal Power-Ohio,
                    Inc. Rev., Series 2008 A, (Prairie
                    State Energy Campus),
                    5.00%, 2/15/17                                     1,068,500
         8,000,000  Buckeye Tobacco Settlement
                    Financing Auth. Rev., Series
                    2007 A-2, (Asset-Backed Senior
                    Current Interest Turbo Term),
                    6.50%, 6/1/47(2)                                   7,143,039
         1,150,000  Mad River Local School District
                    GO, (Classroom Facilities), 5.75%,
                    12/1/12, Prerefunded at 100%
                    of Par (FGIC)(1)                                   1,293,509
         1,700,000  Milford Exempt Village School
                    District GO, (School
                    Improvement),

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
                    6.00%, 12/1/11, Prerefunded
                    at 100% of Par (FSA)(1)                            1,888,683
         1,005,000  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/11                                      1,077,099
         1,365,000  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/12                                      1,484,301
           750,000  Ohio Higher Educational Facility
                    Commission Rev., Series 1990 B,
                    (Case Western Reserve
                    University), 6.50%, 10/1/20                          889,575
         2,000,000  Ohio Water Development Auth.
                    Rev., (Drinking Water Assistance
                    Fund), 5.00%, 6/1/28                               2,081,320
         5,895,000  Ohio Water Development Auth.
                    Rev., (Water Pollution Control
                    Loan Fund), 5.00%, 12/1/13                         6,506,606
         1,505,000  Summit County GO, 5.75%,
                    12/1/12, Prerefunded at 101%
                    of Par (FGIC)(1)                                   1,706,279
         1,550,000  Tri Valley Local School District GO,
                    5.75%, 6/1/12, Prerefunded at
                    100% of Par (FGIC)(1)                              1,723,848
                                                                 ---------------
                                                                      26,862,759
                                                                 ---------------
OKLAHOMA - 1.3%
         1,000,000  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/11 (RADIAN)                       1,028,970
         1,525,000  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/12 (RADIAN)                       1,569,393
         1,300,000  Oklahoma County Finance Auth.
                    Rev., (Western Heights Public
                    Schools), 4.00%, 9/1/10 (AGC)                      1,340,716
         3,000,000  Oklahoma Development Finance
                    Auth. Health System Rev., Series
                    2008 C, (Obligated Group
                    Consisting of INTEGRIS Baptist
                    Medical Center, Inc., INTEGRIS
                    South Oklahoma City Hospital
                    Corp. and INTEGRIS Rural Health,
                    Inc.), 5.50%, 8/15/22                              3,130,859
         1,610,000  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/13                            1,688,230
         1,730,000  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/14                            1,805,151
         1,710,000  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/15                            1,770,979
         2,130,000  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/16                            2,193,240
                                                                 ---------------
                                                                      14,527,538
                                                                 ---------------
OREGON - 0.8%
         2,015,000  Clackamas County School Distrist
                    No. 62 GO, 5.50%, 6/15/10
                    (School Bond Guarantee)                            2,134,187
         2,840,000  Oregon Department of
                    Administrative Services COP,
                    Series 2008 A, 5.00%,
                    5/1/13 (FSA)                                       3,090,971
         4,040,000  Tri-County Metropolitan
                    Transportation District Rev.,
                    (Payroll Tax & Grant Receipt),
                    4.00%, 5/1/14 (MBIA)                               4,057,332
                                                                 ---------------
                                                                       9,282,490
                                                                 ---------------
PENNSYLVANIA - 6.5%
        11,825,000  ABN AMRO Munitops Certificate
                    Trust GO, Series 2004-32, VRDN,
                    1.96%, 9/4/08 (FSA/State Aid
                    Withholding) (SBBPA: Bank of
                    America N.A.) (Acquired 6/24/08,
                    Cost $11,825,000)(5)                              11,824,999
         5,000,000  Allegheny County Hospital
                    Development Auth. Rev., Series
                    2008 A, (University of Pittsburgh
                    Medical Center), 5.00%,
                    9/1/11(2)                                          5,226,600
         6,210,000  Allegheny County Hospital
                    Development Auth. Rev., Series
                    2008 A, (University of Pittsburgh
                    Medical Center), 5.00%,
                    9/1/12(2)                                          6,526,896

Tax-Free Bond - Schedule of Investments
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,500,000  Allegheny County Hospital
                    Development Auth. Rev., Series
                    2008 A, (University of Pittsburgh
                    Medical Center), 5.00%,
                    9/1/18(2)                                          1,558,290
         2,250,000  Allegheny County Industrial
                    Development Auth. Rev.,
                    (Residential Resources, Inc.),
                    4.75%, 9/1/14(2)                                   2,227,433
         2,235,000  Allegheny County Redevelopment
                    Auth. Tax Allocation Rev.,
                    (Pittsburgh Mills), 5.10%, 7/1/14                  2,242,554
         1,150,000  Central Dauphin School District
                    GO, 7.00%, 2/1/16, Prerefunded
                    at 100% of Par (MBIA/State
                    Aid Withholding)(1)                                1,420,883
        15,805,000  City of Pittsburgh GO, Series
                    2006 B, 5.25%, 9/1/16 (FSA)(2)                    17,519,051
         2,580,000  East Stroudsburg Area School
                    District GO, 7.75%, 9/1/16,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                     3,354,697
         1,155,000  Exeter Township GO, 5.25%,
                    7/15/15 (Ambac)                                    1,287,040
         1,830,000  Exeter Township GO, 5.30%,
                    7/15/19 (Ambac)                                    2,031,941
         5,000,000  Geisinger Auth. Health System
                    Rev., VRDN, 2.65%, 11/3/08,
                    resets quarterly at 67% of the
                    3-month LIBOR plus 0.77%
                    with no caps                                       3,851,250
         2,000,000  Northampton County General
                    Purpose Auth. Hospital Rev.,
                    Series 2008 A, (Saint Luke's
                    Hospital), 5.50%, 8/15/35                          1,918,640
         1,000,000  Oxford Area School District GO,
                    Series 2001 A, 5.50%, 2/15/12,
                    Prerefunded at 100% of Par
                    (FGIC/State Aid Withholding)(1)                    1,096,780
         1,125,000  Pennsylvania GO, 5.375%,
                    7/1/18 (FSA)                                       1,280,655
         2,975,000  Philadelphia School District GO,
                    Series 2002 A, 5.25%, 2/1/11
                    (FSA/State Aid Withholding)                        3,177,598
         2,570,000  Scranton Parking Auth. Rev.,
                    5.00%, 6/1/22 (RADIAN)                             2,399,840
         4,500,000  Westmoreland County Municipal
                    Auth. Rev., 5.25%, 8/15/15,
                    Prerefunded at 100%
                    of Par (FSA)(1)                                    5,074,515
                                                                 ---------------
                                                                      74,019,662
                                                                 ---------------
PUERTO RICO - 3.6%
         4,000,000  Puerto Rico Aqueduct & Sewer
                    Auth. Rev., Series 2008 A,
                    5.00%, 7/1/12                                      4,158,880
        12,550,000  Puerto Rico Aqueduct & Sewer
                    Auth. Rev., Series 2008 A,
                    5.00%, 7/1/14                                     13,015,103
         1,750,000  Puerto Rico Aqueduct & Sewer
                    Auth. Rev., Series 2008 A,
                    6.00%, 7/1/44                                      1,835,995
         2,000,000  Puerto Rico GO, Series 2006 B,
                    5.00%, 12/1/16                                     2,034,360
         5,000,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17                                      5,130,450
           575,000  Puerto Rico Highway &
                    Transportation Auth. Rev., Series
                    2007 CC, 5.00%, 7/1/14                               599,932
         2,000,000  Puerto Rico Infrastructure
                    Financing Auth. Special Tax Rev.,
                    Series 2006 B, 5.00%, 7/1/13                       2,068,860
         3,700,000  Puerto Rico Municipal Finance
                    Agency GO, Series 2005 A,
                    5.00%, 8/1/11                                      3,824,690
         5,000,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 2004 I, (Government
                    Facilities), 5.50%, 7/1/14,
                    Prerefunded at 100%
                    of Par(1)                                          5,550,200
         2,000,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 2007 M, (Government
                    Facilities), 5.50%, 7/1/12                         2,102,400
                                                                 ---------------
                                                                      40,320,870
                                                                 ---------------
RHODE ISLAND - 0.4%
         1,000,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
                    Par (FGIC)(1)                                      1,062,750
         2,000,000  Rhode Island Depositors Economic
                    Protection Corp. Special
                    Obligation Rev., Series 1993 A,
                    6.25%, 8/1/16 (MBIA)(1)                            2,389,520
         1,265,000  Rhode Island Health & Educational
                    Building Corp. Rev., (Landmark
                    Medical Center), 5.00%,
                    10/1/17 (RADIAN)                                   1,246,797
                                                                 ---------------
                                                                       4,699,067
                                                                 ---------------
SOUTH CAROLINA - 2.1%
         5,455,000  Charleston Educational Excellence
                    Finance Corp. Rev., (Charleston
                    County School District),
                    5.00%, 12/1/19(2)                                  5,680,292
         1,700,000  Florence Water & Sewer Rev.,
                    7.50%, 3/1/18 (Ambac)                              1,822,434
         1,060,000  Kershaw County Public Schools
                    Foundation Installment Purchase
                    Rev., 5.00%, 12/1/17 (CIFG)                        1,115,099
         2,260,000  Kershaw County Public Schools
                    Foundation Installment Purchase
                    Rev., 5.00%, 12/1/18 (CIFG)                        2,350,332
         1,900,000  Kershaw County Public Schools
                    Foundation Installment Purchase
                    Rev., 5.00%, 12/1/19 (CIFG)                        1,956,050
         3,000,000  Kershaw County Public Schools
                    Foundation Installment Purchase
                    Rev., 5.00%, 12/1/20 (CIFG)                        3,057,480
           625,000  Piedmont Municipal Power
                    Agency Rev., 6.75%,
                    1/1/19 (FGIC)(1)                                     778,650
           875,000  Piedmont Municipal Power
                    Agency Rev., 6.75%,
                    1/1/19 (FGIC)                                      1,035,475
           140,000  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)(1)                              168,829
           375,000  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)                                 431,775
           485,000  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)(1)                              584,871
         1,095,000  Spartanburg County Health
                    Services District Inc. Hospital Rev.,
                    5.50%, 4/15/16 (FSA)                               1,157,973
         1,245,000  Sumter Waterworks and Sewer
                    System Improvement Rev., 5.00%,
                    12/1/22 (XLCA)                                     1,265,206
         2,000,000  Tobacco Settlement Revenue
                    Management Auth. Rev.,
                    5.00%, 6/1/18                                      1,954,440
                                                                 ---------------
                                                                      23,358,906
                                                                 ---------------
SOUTH DAKOTA - 0.9%
         9,800,000  South Dakota Health &
                    Educational Facilities Auth. Rev.,
                    Series 2008 C, (Avera Health
                    Issue), VRDN, 1.87%, 9/5/08
                    (LOC: Allied Irish Bank plc)                       9,800,000
                                                                 ---------------
TENNESSEE - 0.5%
         3,730,000  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 A, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 5.00%, 10/1/15                       3,637,533
         2,000,000  Shelby County Health Educational
                    & Housing Facilities Board Rev.,
                    Series 2008 C, 5.25%, 6/1/18                       2,059,880
                                                                 ---------------
                                                                       5,697,413
                                                                 ---------------
TEXAS - 4.5%
         7,000,000  Aledo Independent School
                    District GO, (School Building),
                    5.00%, 2/15/39 (PSF-GTD)(2)                        7,015,541

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,000,000  Canadian River Municipal Water
                    Auth. Rev., (Conjunctive Use
                    Groundwater), 5.00%,
                    2/15/19 (Ambac)                                    1,056,410
         2,035,000  Cash Special Utility District Rev.,
                    5.25%, 9/1/24 (MBIA)                               2,108,036
           340,000  Clint Independent School District
                    GO, (Unlimited Tax School
                    Building and Refunding Bonds),
                    6.00%, 2/15/11, Prerefunded at
                    100% of Par (PSF-GTD)(1)                             370,314
         1,475,000  Clint Independent School District
                    GO, (Unlimited Tax School
                    Building and Refunding Bonds),
                    6.00%, 2/15/17 (PSF-GTD)                           1,591,997
         1,000,000  Cypress-Fairbanks Independent
                    School District GO, (Unlimited
                    Tax Schoolhouse & Refunding
                    Bonds), 5.00%, 2/15/16
                    (PSF-GTD)                                          1,100,700
         2,000,000  Donna Independent School
                    District GO, 5.00%,
                    2/15/15 (PSF-GTD)                                  2,192,700
         1,115,000  Edcouch-Elsa Independent School
                    District GO, 5.00%,
                    2/15/14 (PSF-GTD)                                  1,219,498
           400,000  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/08                                 400,288
           320,000  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/09                                 322,336
           585,000  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/10                                 589,779
           610,000  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/11                                 615,618
         2,015,000  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/13                               2,008,209
         1,115,000  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/14                               1,119,839
         1,225,000  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/15                               1,221,717
         1,145,000  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/16                               1,132,703
         1,000,000  Garza County Public Facility Corp.
                    Rev., 5.50%, 10/1/16                               1,005,450
         1,000,000  Gregg County Health Facilities
                    Development Corp. Rev., Series
                    2006 A, (Good Shepherd Medical
                    Center), 5.00%, 10/1/16                            1,011,900
         2,500,000  Harris County Cultural Education
                    Facilities Finance Corp. Rev.,
                    Series 2008 B, (The Methodist
                    Hospital System), 5.50%, 12/1/18                   2,695,275
           570,000  Harris County Housing Finance
                    Corporation Rev., (Las Americas
                    Apartments), 4.90%, 3/1/11
                    (FNMA)                                               584,495
           700,000  Hays Consolidated Independent
                    School District GO, 5.16%,
                    8/15/11 (PSF-GTD)(1)(6)                              643,076
         2,300,000  Hays Consolidated Independent
                    School District GO, 5.16%,
                    8/15/11 (PSF-GTD)(6)                               2,108,640
         1,295,000  Hidalgo County GO, 5.50%,
                    8/15/12, Prerefunded at 100%
                    of Par (FGIC)(1)                                   1,434,601
         1,750,000  Hidalgo County GO, 5.50%,
                    8/15/12, Prerefunded at 100%
                    of Par (FGIC)(1)                                   1,938,650
         1,630,000  Live Oak GO, 5.25%,
                    8/1/22 (MBIA)                                      1,711,451
         1,740,000  Montgomery County GO, 5.50%,
                    3/1/14, Prerefunded at 100% of
                    Par (Ambac)(1)                                     1,960,093
           550,000  Pasadena Independent School
                    District GO, Series 2001 A, 6.05%,
                    2/15/16 (PSF-GTD)                                    641,113
         1,500,000  Pearland Independent School
                    District GO, 6.00%, 2/15/09,
                    Prerefunded at 100%
                    of Par (PSF-GTD)(1)                                1,529,970
         2,000,000  San Antonio Electric and Gas Rev.,
                    7.10%, 2/1/09 2/1/09
                    (FGIC)(1)(6)                                       1,983,400
         2,120,000  Southside Independent School
                    District GO, Series 2004 A, 5.25%,
                    8/15/25 (PSF-GTD)                                  2,213,089
         1,000,000  Tarrant County Cultural Education
                    Facilities Finance Corp.
                    Retirement Facility Rev., (Air
                    Force Village Obligated Group),
                    5.00%, 5/15/16                                     1,013,330
           195,000  Texas Public Finance Auth.
                    Building Rev., (Technical College),
                    6.25%, 8/1/09 (MBIA)                                 201,174
           500,000  Texas Public Finance Auth.
                    Charter School Finance Corp. Rev.,
                    Series 2006 A, (KIPP, Inc.),
                    5.25%, 2/15/14 (ACA)                                 497,995

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,000,000  Travis County Health Facilities
                    Development Corp. Rev., Series
                    1999 A, (Ascension Health Credit),
                    5.875%, 11/15/09, Prerefunded
                    at 101% of Par (Ambac)(1)                          1,055,060
         1,265,000  West Oso Independent School
                    District GO, 5.50%, 8/15/13,
                    Prerefunded at 100% of Par
                    (PSF-GTD)(1)                                       1,419,355
         1,000,000  Williamson County GO, Series
                    2004 A, (Unlimited Tax Road &
                    Refunding Bonds), 5.00%,
                    2/15/19 (MBIA)                                     1,084,430
                                                                 ---------------
                                                                      50,798,232
                                                                 ---------------
U.S. VIRGIN ISLANDS - 0.3%
         2,000,000  Virgin Islands Public Finance Auth.
                    Rev., Series 1998 A, (Senior
                    Lien), 5.20%, 10/1/09                              2,023,040
         1,500,000  Virgin Islands Water & Power
                    Auth. Electric System Rev., Series
                    2007 A, 5.00%, 7/1/24                              1,407,675
                                                                 ---------------
                                                                       3,430,715
                                                                 ---------------
UTAH - 1.5%
         2,550,000  Eagle Mountain City Gas &
                    Electric Rev., 5.00%,
                    6/1/19 (RADIAN)                                    2,477,504
         3,500,000  Intermountain Power Agency Rev.,
                    Series 2008 A, 5.25%, 7/1/20                       3,633,594
           890,000  Salt Lake City Hospital Rev.,
                    Series 1988 A, (Intermountain
                    Health Corporation), 8.125%,
                    5/15/15(1)                                         1,031,092
         1,495,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.00%,
                    11/1/09 (Ambac)(1)                                 1,548,102
         1,820,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%, 11/1/11,
                    Prerefunded at 100%
                    of Par (Ambac)(1)                                  1,974,609
         1,915,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%, 11/1/11,
                    Prerefunded at 100%
                    of Par (Ambac)(1)                                  2,077,679
         1,000,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.50%, 11/1/11,
                    Prerefunded at 100%
                    of Par (Ambac)(1)                                  1,092,540
         1,130,000  West Valley City Municipal
                    Building Auth. Lease Rev.,
                    Series 2002 A, 5.00%,
                    8/1/10 (Ambac)                                     1,182,455
         1,305,000  West Valley City Utility Sales Tax
                    Rev., Series 2001 A, 5.50%,
                    7/15/11, Prerefunded at 100%
                    of Par (MBIA)(1)                                   1,418,666
                                                                 ---------------
                                                                      16,436,241
                                                                 ---------------
VERMONT - 0.4%
         4,290,000  University of Vermont & State
                    Agricultural College GO, 5.00%,
                    10/1/19 (Ambac)                                    4,611,707
                                                                 ---------------
VIRGINIA - 0.9%
         1,500,000  Fairfax County COP,
                    5.30%, 4/15/23                                     1,546,215
         1,115,000  Pittsylvania County GO, Series
                    2001 B, 5.75%, 3/1/18
                    (MBIA/State Aid Withholding)                       1,194,421
         2,000,000  Virginia Commonwealth
                    Transportation Board Rev., Series
                    2004 B, (U.S. Route 58 Corridor
                    Development Program),
                    5.00%, 5/15/17                                     2,165,820
         5,120,000  Virginia Resources Auth. Clean
                    Water Rev., 5.00%, 10/1/16                         5,717,965
                                                                 ---------------
                                                                      10,624,421
                                                                 ---------------
WASHINGTON - 4.3%

Tax-Free Bond - Schedule of Investments
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,000,000  Benton County Public Utility
                    District No. 1 Rev., Series 2001 A,
                    5.625%, 11/1/19 (FSA)                              1,068,340
         1,000,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    6/1/12, Prerefunded at 100%
                    of Par (FSA/School Bond
                    Guarantee)(1)                                      1,112,160
         1,750,000  Energy Northwest Rev., 4.75%,
                    7/1/20 (MBIA)                                      1,750,333
         3,500,000  Energy Northwest Rev., Series
                    2002 A, (Columbia Generating),
                    5.75%, 7/1/18 (MBIA)                               3,745,980
        10,000,000  Energy Northwest Rev., Series
                    2002 B, (Columbia Generating),
                    6.00%, 7/1/18 (Ambac)(2)                          10,806,199
         2,375,000  Energy Northwest Rev., Series
                    2008 D, (Columbia Generating),
                    5.00%, 7/1/12                                      2,559,348
         1,555,000  King County Lake Washington
                    School District No. 414 GO,
                    5.75%, 12/1/12, Prerefunded
                    at 100% of Par(1)                                  1,747,913
         1,000,000  King County Public Hospital
                    District No. 2 GO, (Evergreen
                    Healthcare), 5.00%,
                    12/1/14 (MBIA)                                     1,077,450
         1,000,000  Kitsap County School District
                    No. 303 Bainbridge Island GO,
                    5.00%, 12/1/17 (MBIA/School
                    Bond Guarantee)                                    1,086,400
         1,260,000  Mason County Shelton School
                    District No. 309 GO, 5.625%,
                    12/1/11, Prerefunded at 100%
                    of Par (FGIC/School Bond
                    Guarantee)(1)                                      1,385,143
         1,120,000  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/11,
                    Prerefunded at 100%
                    of Par (Ambac)(1)                                  1,244,309
         1,000,000  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/11,
                    Prerefunded at 100%
                    of Par (Ambac)(1)                                  1,110,990
         6,715,000  Snohomish County Edmonds
                    School District No. 15 GO,
                    5.00%, 12/1/17 (FGIC/School
                    Bond Guarantee)                                    7,252,938
         1,720,000  University of Washington Rev.,
                    (Student Facilities Fee), 5.875%,
                    6/1/10, Prerefunded at 101%
                    of Par (FSA)(1)                                    1,848,312
         1,000,000  Washington GO, Series 1990 A,
                    6.75%, 2/1/15                                      1,145,770
         4,500,000  Washington Health Care Facilities
                    Auth. Rev., Series 2006 D,
                    (Providence Health & Services),
                    5.25%, 10/1/33 (FSA)                               4,562,235
         1,300,000  Washington Health Care Facilities
                    Auth. Rev., Series 2007 D,
                    (MultiCare Health System), VRDN,
                    2.75%, 9/2/08 (FSA)
                    (SBBPA: U.S. Bank N.A.)                            1,300,000
           885,000  Washington Higher Education
                    Facilities Auth. Rev., (Pacific
                    Lutheran University), 5.00%,
                    11/1/22 (RADIAN)                                     835,113
         1,500,000  Whitman County Pullman School
                    District No. 267 GO, 5.625%,
                    12/1/16 (FSA/School Bond
                    Guarantee)                                         1,633,215
         1,675,000  Yakima County School District
                    No. 208 West Valley GO, 5.00%,
                    12/1/18 (MBIA/School Bond
                    Guarantee)                                         1,804,126
                                                                 ---------------
                                                                      49,076,274
                                                                 ---------------
WISCONSIN - 0.8%
         3,000,000  Milwaukee Redevelopment Auth.
                    Rev., Series 2003 A, (Milwaukee
                    Public Schools - Neighborhood
                    Schools Initiative), 5.125%,
                    8/1/13, Prerefunded at 100%
                    of Par (Ambac)(1)                                  3,307,110
         1,990,000  Wisconsin Clean Water Rev.,
                    6.875%, 6/1/11                                     2,143,469
         2,590,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Aurora
                    Medical Group), 6.00%,
                    11/15/10 (FSA)                                     2,784,276
           600,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern),
                    5.75%, 6/1/34                                        596,748
           500,000  Wisconsin Transportation Rev.,
                    Series 2008 A, 5.00%, 7/1/18                         547,340
                                                                 ---------------
                                                                       9,378,943
                                                                 ---------------

Tax-Free Bond - Schedule of Investments
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.3%                                1,123,973,713
                                                                 ---------------
(Cost $1,109,566,513)

OTHER ASSETS AND LIABILITIES - 0.7%                                    7,735,543
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,131,709,256
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration      Underlying Face    Unrealized
Contracts Purchased                  Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
630 U.S. Treasury 2-Year Notes   December 2008     $133,737,187        $47,801
                                                  ==============================

                                  Expiration      Underlying Face    Unrealized
Contracts Sold                       Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
182 U.S. Long Bond               December 2008      $21,350,875       $(54,441)
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AGC = Assured Guaranty Corporation
Ambac = Ambac Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHA = Federal Housing Authority
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIBOR = London Interbank Offered Rate
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
PSF - GTD = Permanent School Fund - Guaranteed
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.
(3) Category is less than 0.05% of total net assets.
(4) When-issued security.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008 was $11,824,999, which represented 1.0% of total net assets.
(6) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices.
Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than
60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of August 31,
2008:

                                                                    UNREALIZED GAIN (LOSS) ON
                                               VALUE OF INVESTMENT       OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES             INSTRUMENTS*
---------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                       -              $(6,440)
Level 2 - Other Significant Observable Inputs    $1,123,973,713                    -
Level 3 - Significant Unobservable Inputs                     -                    -
                                               ----------------------------------------------
                                                 $1,123,973,713              $(6,440)
                                               ==============================================
* Includes futures contracts.

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,109,566,513
                                                                 ===============
Gross tax appreciation of investments                            $   24,545,155
Gross tax depreciation of investments                               (10,137,955)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   14,407,200
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LONG-TERM TAX-FREE FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 97.9%
ALABAMA - 1.6%
      $    500,000  East Alabama Health Care
                    Facilities Auth. Rev., Series
                    2008 B, 5.00%, 9/1/13(1)                         $   502,855
                                                                 ---------------
CALIFORNIA - 8.9%
           500,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2008 H, 5.00%, 5/1/22                         522,994
           565,000  Chaffey Community College
                    District GO, Series 2007 C,
                    (Election of 2002), 5.00%,
                    6/1/32 (MBIA)(1)                                     571,751
           500,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1,
                    5.75%, 6/1/47                                        418,570
           150,000  Metropolitan Water District of
                    Southern California GO,
                    Series 2002 A, 3.50%, 3/1/10                         153,516
           150,000  Metropolitan Water District of
                    Southern California Rev., Series
                    2004 B-3, 3.25%, 10/1/11 (MBIA)                      153,368
           500,000  Pasadena Electric Rev., 5.00%,
                    6/1/37 (AGC)                                         486,580
           500,000  San Francisco Bay Area Toll
                    Bridge Auth. Rev., Series
                    2007 F-1, 5.00%, 4/1/31(1)                           507,300
                                                                 ---------------
                                                                       2,814,079
                                                                 ---------------
CONNECTICUT - 3.4%
           500,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2003 X-3, (Yale University),
                    4.85%, 7/1/37                                        504,985
           150,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2007 C, (Hospital for Special Care
                    Issue), 5.25%, 7/1/27 (RADIAN)                       141,263
           400,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series 2007 I,
                    (Quinnipiac University), 5.00%,
                    7/1/17 (MBIA)                                        430,596
                                                                 ---------------
                                                                       1,076,844
                                                                 ---------------
DISTRICT OF COLUMBIA - 1.6%
           500,000  District of Columbia Water &
                    Sewer Auth. Public Utility Rev.,
                    Series 2008 A, 5.00%,
                    10/1/34 (AGC)                                        500,370
                                                                 ---------------
FLORIDA - 7.9%
           500,000  Florida Board of Education Capital
                    Outlay GO, Series 2007 G,
                    4.75%, 6/1/37 (MBIA)                                 483,970
           500,000  Florida Rural Utility Financing
                    Commission Rev., Series 2008 A,
                    (Public Projects Construction),
                    3.25%, 2/1/11                                        500,950
           500,000  JEA St. Johns River Power Park
                    System Rev., Series 2, Issue 3,
                    5.00%, 10/1/37                                       503,610
           500,000  Miami-Dade County Educational
                    Facilities Auth. Rev., Series
                    2008 A, (University of Miami),
                    5.50%, 4/1/38                                        505,845
           500,000  Tampa Water & Sewer Systems
                    Rev., 5.00%, 10/1/37                                 506,170
                                                                 ---------------
                                                                       2,500,545
                                                                 ---------------
GEORGIA - 9.3%
           500,000  Burke County Development Auth.
                    Pollution Control Rev., Series
                    2006 C-1, (Oglethorpe Power
                    Corp. Vogtle), 4.625%,
                    4/1/10 (Ambac)(1)                                    511,175

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           500,000  Fulton County Development Auth.
                    Rev., Series 2001 A, (TUFF/Atlanta
                    Housing, LLC Project at Georgia
                    State University), 5.50%,
                    9/1/18 (Ambac)                                       536,425
            40,000  Georgia Municipal Electric Power
                    Auth., Series 1998 Y (Project
                    One Special Obligation), 6.40%,
                    1/1/13 (Ambac)                                        44,322
           500,000  Georgia Road & Tollway Auth.
                    Rev., Series 2008 A, (Federal
                    Highway Grant Anticipation
                    Bonds), 5.00%, 6/1/11                                533,700
           250,000  Gwinnett County School District
                    GO, 5.00%, 2/1/24                                    265,823
           810,000  LaGrange Water & Sewerage Rev.,
                    5.00%, 1/1/12 (Ambac)                                868,538
           200,000  Marietta Development Auth. Rev.,
                    (Life University, Inc.),
                    7.00%, 6/15/39                                       196,624
                                                                 ---------------
                                                                       2,956,607
                                                                 ---------------
ILLINOIS - 5.9%
           500,000  Chicago Board of Education GO,
                    Series 2008 C, 5.25%, 12/1/23(1)                     530,075
           500,000  Chicago O'Hare International
                    Airport Rev., Series 2008 A,
                    5.00%, 1/1/12 (FSA)                                  532,180
           700,000  Winnebago, Boone et al Counties
                    Community College District
                    No. 511 GO, (Rock Valley
                    Community College), 6.30%,
                    10/1/15 (FGIC)                                       816,109
                                                                 ---------------
                                                                       1,878,364
                                                                 ---------------
INDIANA - 1.7%
           500,000  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/20 (FSA)                          530,995
                                                                 ---------------
KENTUCKY - 0.7%
           200,000  Kentucky Turnpike Auth. Economic
                    Development Road Rev., Series
                    2008 A, (Revitalization Projects),
                    5.00%, 7/1/17                                        219,914
                                                                 ---------------
MARYLAND - 5.7%
           150,000  Maryland Economic Development
                    Corp. Student Housing Rev.,
                    (University of Maryland, College
                    Park), 5.00%, 6/1/19                                 149,618
           500,000  Maryland GO, First Series 2005 B,
                    (State & Local Facilities Loan),
                    5.25%, 2/15/12                                       545,280
           400,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue),
                    4.75%, 7/1/11                                        416,792
           480,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue), 5.00%,
                    7/1/34 (AGC)                                         482,011
           200,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    Series 2008 A, (Johns Hopkins
                    University), 5.00%, 7/1/18                           222,054
                                                                 ---------------
                                                                       1,815,755
                                                                 ---------------
MASSACHUSSETTS - 1.5%
           250,000  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 2008 E-1, (CareGroup
                    Issue), 5.125%, 7/1/38                               229,475
           250,000  Massachusetts Water Resources
                    Auth. Rev., Series 2006 B, 5.00%,
                    8/1/31 (Ambac)                                       253,090
                                                                 ---------------
                                                                         482,565
                                                                 ---------------

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MINNESOTA - 2.6%
           300,000  Minneapolis-St. Paul Metropolitan
                    Airports Commission Rev., Series
                    2007 B, 5.00%, 1/1/25 (FGIC)                         295,047
           500,000  Minnesota GO, 5.00%, 6/1/18                          546,230
                                                                 ---------------
                                                                         841,277
                                                                 ---------------
NEW JERSEY - 1.7%
           500,000  Monmouth County GO, (County
                    College Bonds), 4.00%, 9/15/19                       508,700
            25,000  Town of Kearney GO, 4.00%,
                    1/15/19 (FSA/State
                    Aid Withholding)                                      25,389
                                                                 ---------------
                                                                         534,089
                                                                 ---------------
NEW YORK - 11.5%
           500,000  New York City Municipal Water
                    Finance Auth. Water & Sewer
                    System Rev., Series 2004 C,
                    5.00%, 6/15/35                                       504,465
           500,000  New York City Municipal Water
                    Finance Auth. Water & Sewer
                    System Rev., Series 2006 A,
                    5.00%, 6/15/39                                       504,490
           500,000  New York City Municipal Water
                    Finance Auth. Water & Sewer
                    System Rev., Series 2008 DD,
                    5.00%, 6/15/37                                       505,755
           215,000  New York City Transitional
                    Finance Auth. Rev., Series
                    2004 D-2, 5.00%, 11/1/12                             234,496
           500,000  New York State Dormitory Auth.
                    Rev., Series 2008 A, (Columbia
                    University), 4.00%, 7/1/13
                    (GO of University)                                   528,120
           500,000  New York State Dormitory Auth.
                    Rev., Series 2008 A-1, (Memorial
                    Sloan-Kettering Cancer Center),
                    5.00%, 7/1/36                                        506,955
           300,000  New York State Dormitory Auth.
                    State Personal Income Tax Rev.,
                    Series 2008 A, 5.00%, 3/15/19                        326,832
           540,000  New York Urban Development
                    Corp. State Personal Income Tax
                    Rev., Series 2008 A-1, (Economic
                    Development & Housing),
                    5.00%, 12/15/22                                      572,496
                                                                 ---------------
                                                                       3,683,609
                                                                 ---------------
NORTH CAROLINA - 1.7%
           500,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2008 A,
                    5.25%, 1/1/16                                        539,380
                                                                 ---------------
OHIO - 1.4%
           500,000  Buckeye Tobacco Settlement
                    Financing Auth. Rev., Series
                    2007 A-2, (Asset-Backed Senior
                    Current Interest Turbo Term),
                    6.50%, 6/1/47                                        446,440
                                                                 ---------------
PENNSYLVANIA - 6.7%
           500,000  Allegheny County Hospital
                    Development Auth. Rev.,
                    Series 2008 A, (University
                    of Pittsburgh Medical Center),
                    5.00%, 9/1/18(1)                                     519,430
         1,000,000  Allegheny County Industrial
                    Development Auth. Rev.,
                    (Residential Resources, Inc.),
                    4.50%, 9/1/11(1)                                   1,002,640
           500,000  Central Dauphin School District
                    GO, 7.00%, 2/1/16, Prerefunded
                    at 100% of Par (MBIA/State
                    Aid Withholding)(1)(2)                               617,775
                                                                 ---------------
                                                                       2,139,845
                                                                 ---------------

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
PUERTO RICO - 4.1%
           500,000  Puerto Rico Aqueduct & Sewer
                    Auth. Rev., Series 2008 A,
                    5.00%, 7/1/14                                        518,530
           750,000  Puerto Rico Aqueduct & Sewer
                    Auth. Rev., Series 2008 A,
                    6.00%, 7/1/44                                        786,855
                                                                 ---------------
                                                                       1,305,385
                                                                 ---------------
TENNESSEE - 2.1%
           425,000  Nashville and Davidson County
                    Metropolitan Government Health
                    & Educational Facilities Board
                    Rev., Series 2008 A, (The
                    Vanderbilt University), 5.00%,
                    10/1/15 (GO of University)                           471,742
           200,000  Shelby County Health Educational
                    & Housing Facilities Board
                    Rev., Series 2008 C,
                    5.25%, 6/1/17                                        207,806
                                                                 ---------------
                                                                         679,548
                                                                 ---------------
TEXAS - 3.2%
           250,000  Lower Colorado River Auth. Rev.,
                    5.75%, 5/15/37                                       257,970
           250,000  Tarrant County Cultural Education
                    Facilities Finance Corp. Hospital
                    Rev., Series 2008 A, (Scott &
                    White Memorial Hospital and
                    Scott, Sherwood & Brindley
                    Foundation), 5.50%, 8/15/31                          249,993
           500,000  Waco Education Finance Corp.
                    Rev., Series 2008 C, (Baylor
                    University), 5.00%, 3/1/36                           499,255
                                                                 ---------------
                                                                       1,007,218
                                                                 ---------------
UTAH - 3.4%
           500,000  Utah State Board of Regents
                    Hospital Rev., Series 2006 A,
                    (University of Utah), 5.25%,
                    8/1/21 (MBIA)                                        530,375
           500,000  Utah Transit Auth. Sales Tax Rev.,
                    Series 2008 A, 5.00%, 6/15/20                        539,530
                                                                 ---------------
                                                                       1,069,905
                                                                 ---------------
VIRGINIA - 0.7%
           200,000  Virginia Resources Auth. Clean
                    Water Rev., 5.00%, 10/1/16                           223,358
                                                                 ---------------
WASHINGTON - 6.4%
           250,000  Energy Northwest Rev., Series
                    2008 D, (Columbia Generating),
                    5.00%, 7/1/12                                        269,405
           250,000  Redmond GO, 5.00%, 12/1/21(3)                        267,608
           440,000  Seattle Solid Waste Rev.,
                    5.00%, 2/1/24                                        455,576
           500,000  Washington GO, Series 2009 A,
                    5.00%, 7/1/20                                        537,155
           500,000  Washington Health Care Facilities
                    Auth. Rev., Series 2006 D,
                    (Providence Health & Services),
                    5.25%, 10/1/33 (FSA)                                 506,915
                                                                 ---------------
                                                                       2,036,659
                                                                 ---------------
WISCONSIN - 4.2%
           250,000  Austin Trust Various States Rev.,
                    Series 2008-1155, VRDN, 1.84%,
                    9/4/08 (LIQ FAC: Bank of
                    America, N.A.) (Acquired 7/29/08,
                    Cost $250,000)(4)                                    250,000

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           475,000  Milwaukee Redevelopment Auth.
                    Rev., Series 2003 A, (Milwaukee
                    Public Schools - Neighborhood
                    Schools Initiative), 5.125%,
                    8/1/13, Prerefunded at 100%
                    of Par (Ambac)(2)                                    523,626
           500,000  Wisconsin Transportation Rev.,
                    Series 2008 A, 5.00%, 7/1/18                         547,340
                                                                 ---------------
                                                                       1,320,966
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            31,106,572
(Cost $31,088,589)                                               ---------------

MUNICIPAL DERIVATIVES - 1.4%
TEXAS - 1.4%
           360,000  Texas GO, VRDN, Inverse Floater,
                    8.50%, 9/30/11(5)                                    433,105
                                                                 ---------------
(Cost $398,710)

TOTAL INVESTMENT SECURITIES - 99.3%                                   31,539,677
                                                                 ---------------
(Cost $31,487,299)

OTHER ASSETS AND LIABILITIES - 0.7%                                      224,594
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $31,764,271
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration      Underlying Face    Unrealized
Contracts Purchased                  Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
17 U.S. Treasury 2-Year Notes    December 2008      $3,608,781         $1,290
                                                  ==============================

                                  Expiration      Underlying Face    Unrealized
Contracts Sold                       Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
 4 U.S. Long Bond                December 2008       $469,250         $(1,197)
                                                  ==============================

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
AGC = Assured Guaranty Corporation
Ambac = Ambac Assurance Corporation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIQ FAC = Liquidity Facilities
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.
(1) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) When-issued security.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008, was $250,000, which represented 0.8% of total net assets.
(5) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than
60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of
August 31, 2008:

                                                                    UNREALIZED GAIN (LOSS) ON
                                               VALUE OF INVESTMENT       OTHER FINANCIAL
               VALUATION INPUTS                    SECURITIES              INSTRUMENTS*
---------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                     -                  $93
Level 2 - Other Significant Observable Inputs     $31,539,677                    -
Level 3 - Significant Unobservable Inputs                   -                    -
                                               ----------------------------------------------
                                                  $31,539,677                  $93
                                               ==============================================
* Includes futures contracts.

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $31,487,299
                                                                 ===============
Gross tax appreciation of investments                               $   346,378
Gross tax depreciation of investments                                  (294,000)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $    52,378
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD MUNICIPAL FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 95.6%
ARIZONA - 6.0%
      $  2,500,000  Arizona Health Facilities Auth.
                    Rev., Series 2007 B, (Banner
                    Health), VRDN, 2.68%, 10/1/08                   $  1,844,375
         4,050,000  Phoenix Civic Improvement Corp.
                    Airport Rev., Series 2008 D,
                    5.25%, 7/1/17                                      4,210,825
         1,000,000  Phoenix Civic Improvement Corp.
                    Airport Rev., Series 2008 D,
                    5.25%, 7/1/18                                      1,032,910
         3,015,000  Pronghorn Ranch Community
                    Facilities District GO,
                    6.40%, 7/15/29                                     2,954,579
         1,120,000  Quailwood Meadows Community
                    Facilities District GO, 6.00%,
                    7/15/22                                            1,086,602
         2,000,000  Quailwood Meadows Community
                    Facilities District GO, 6.125%,
                    7/15/29                                            1,851,480
           750,000  Scottsdale Industrial Development
                    Auth. Hospital Rev., Series
                    2008 A, (Scottsdale Healthcare),
                    5.25%, 9/1/30                                        721,335
           880,000  Sundance Community Facilities
                    Assessment District No. 2 Rev.,
                    7.125%, 7/1/27                                       908,222
           704,000  Sundance Community Facilities
                    Assessment District No. 3 Rev.,
                    6.50%, 7/1/29                                        694,834
           395,000  Sundance Community Facilities
                    District GO, 6.25%, 7/15/29                          383,987
                                                                 ---------------
                                                                      15,689,149
                                                                 ---------------
ARKANSAS - 0.4%
         1,000,000  Pulaski County Public Facilities
                    Board Rev., Series 2006 A,
                    (Philander Smith College),
                    5.60%, 6/1/36                                        965,120
                                                                 ---------------
CALIFORNIA - 7.3%
         2,000,000  California Economic Recovery GO,
                    Series 2004 A, 5.25%,
                    7/1/14 (FGIC)                                      2,230,220
         2,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2008 G, (Catholic Healthcare
                    West), 5.50%, 7/1/25                               2,028,680
         2,000,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2003 B, (Palomar Estates E&W),
                    7.00%, 9/15/36                                     2,029,700
           830,000  Hawaiian Gardens COP, Series
                    2000 A, 8.00%, 6/1/10,
                    Prerefunded at 102% of Par(1)                        918,627
         2,235,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2004 A,
                    (Morgan Hill - Hacienda Valley
                    Mobile Estates), 5.90%, 11/15/34                   2,149,824
         1,000,000  Morongo Band of Mission Indians
                    Rev., Series 2008 B, (Enterprise
                    Casino), 6.50%, 3/1/28                               973,420
           250,000  Palm Springs Airport Passenger
                    Facility Charge Rev., (Palm
                    Springs International Airport),
                    6.40%, 7/1/23                                        248,013
           275,000  Palm Springs Airport Passenger
                    Facility Charge Rev., (Palm
                    Springs International Airport),
                    6.50%, 7/1/27                                        269,132
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2003 A,
                    6.25%, 9/1/33                                      3,056,939
         3,000,000  Rancho Cordova Community
                    Facilities District No. 2004-1
                    Special Tax Rev., (Sunridge Park
                    Area), 6.125%, 9/1/37                              2,692,950
         1,000,000  Soledad Improvement Bond Act
                    of 1915 Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 2002-01),
                    6.75%, 9/2/33                                      1,041,660

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,570,000  Vallejo Multifamily Housing Rev.,
                    Series 1998 B, (Solano Affordable
                    Housing), 8.25%, 4/1/39
                    (Acquired 12/12/02,
                    Cost $1,699,352)(2)                                1,701,802
                                                                 ---------------
                                                                      19,340,967
                                                                 ---------------
COLORADO - 7.5%
        10,000,000  Denver Health & Hospital Auth.
                    Healthcare Rev., Series 2007 B,
                    VRDN, 2.90%, 9/1/08, resets
                    quarterly at 67% of the 3-month
                    LIBOR plus 1.10% with no caps                      6,877,500
         5,725,000  Granby Ranch Metropolitan
                    District GO, 6.75%, 12/1/36(3)                     5,134,352
         3,000,000  One Horse Business Improvement
                    District Rev., 6.00%, 6/1/24                       2,941,350
         1,500,000  Plaza Metropolitan District No. 1
                    Rev., 8.00%, 12/1/25                               1,577,925
         1,900,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 5.60%,
                    12/1/14                                            1,806,957
         1,500,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 6.125%,
                    12/1/19                                            1,413,750
                                                                 ---------------
                                                                      19,751,834
                                                                 ---------------
CONNECTICUT - 0.4%
         1,000,000  Connecticut Development Auth.
                    Industrial Rev., (Afco Cargo
                    BDL - LLC), 8.00%, 4/1/30                          1,010,980
                                                                 ---------------
DISTRICT OF COLUMBIA - 1.9%
         1,000,000  District of Columbia COP, (Public
                    Safety & Emergency), 5.50%,
                    1/1/19 (Ambac)                                     1,053,720
           750,000  Metropolitan Washington Airports
                    Auth. Rev., Series 2001 A,
                    5.50%, 10/1/18 (MBIA)                                767,070
         3,000,000  Metropolitan Washington Airports
                    Auth. Rev., Series 2008 A,
                    5.50%, 10/1/21                                     3,067,440
                                                                 ---------------
                                                                       4,888,230
                                                                 ---------------
FLORIDA - 8.7%
         4,640,000  Arborwood Community
                    Development District Special
                    Assessment Rev., Series 2006 B,
                    (Centex Homes), 5.25%, 5/1/16                      4,106,909
         2,190,000  Concorde Estates Community
                    Development District Rev., Series
                    2004 B, 5.00%, 5/1/11                              2,094,166
           140,000  Covington Park Community
                    Development District Rev., Series
                    2004 B, (Capital Improvement),
                    5.30%, 11/1/09                                       138,995
           960,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2002 A,
                    6.70%, 5/1/34                                        986,467
         2,010,000  Dupree Lakes Community
                    Development District Rev.,
                    5.00%, 11/1/10                                     1,943,168
           520,000  Fleming Island Plantation
                    Community Development District
                    Special Assessment, Series
                    2000 B, 7.375%, 5/1/10,
                    Prerefunded at 101% of Par(1)                        570,341
         5,000,000  JEA St. Johns River Power Park
                    System Rev., Series 2, Issue 3,
                    5.00%, 10/1/37                                     5,036,099
         2,000,000  Miami-Dade County Health
                    Facilities Auth. Hospital Rev.,
                    Series 2006 A, (Miami Children's
                    Hospital), 4.55%, 8/1/13 (MBIA)                    2,013,960
           170,000  Middle Village Community
                    Development District Special
                    Assessment, Series 2004 B,
                    5.00%, 5/1/09                                        168,394

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,500,000  Midtown Miami Community
                    Development District Special
                    Assessment Rev., Series 2004 A,
                    6.25%, 5/1/37                                      2,270,525
         1,500,000  Putnam County Development
                    Auth. Pollution Control Rev.,
                    Series 2007 B, (Seminole Electric
                    Cooperative, Inc.), 5.35%,
                    5/1/18 (Ambac)                                     1,500,105
         1,245,000  South-Dade Venture Community
                    Development District Rev.,
                    6.125%, 5/1/34                                     1,245,548
           530,000  Sterling Hill Community
                    Development District Special
                    Assessment Rev., Series 2003 B,
                    5.50%, 11/1/10                                       524,472
           360,000  Stoneybrook West Community
                    Development District Special
                    Assessment Rev., Series 2000 A,
                    7.00%, 5/1/10, Prerefunded at
                    101% of Par(1)                                       388,476
                                                                 ---------------
                                                                      22,987,625
                                                                 ---------------
GEORGIA - 2.2%
         1,235,000  City of Atlanta Tax Allocation Rev.,
                    (Princeton Lakes), 5.50%,
                    1/1/31                                             1,095,037
         1,000,000  Georgia Municipal Electric Auth.
                    Rev., Series 2008 A, (General
                    Resolution), 5.25%, 1/1/19                         1,075,970
         3,800,000  Marietta Development Auth. Rev.,
                    (Life University, Inc.), 7.00%,
                    6/15/39                                            3,735,856
                                                                 ---------------
                                                                       5,906,863
                                                                 ---------------
GUAM - 0.6%
         1,500,000  Guam Government Waterworks
                    Auth. Rev., 6.00%, 7/1/25                          1,493,415
                                                                 ---------------
ILLINOIS - 18.6%
         1,325,000  Bedford Park Tax Allocation Rev.,
                    5.125%, 12/30/18                                   1,235,086
         3,000,000  Chicago Park District GO, Series
                    2006 C, 5.00%, 1/1/12 (FGIC)                       3,218,790
         3,000,000  Chicago Tax Increment Allocation
                    Rev., Series 2004 B, (Pilsen
                    Redevelopment), (Junior Lien),
                    6.75%, 6/1/22                                      3,128,490
         5,995,000  City of Yorkville Special Service
                    Area No. 2005-109 Special Tax
                    Rev., (Bristol Bay I), 5.875%,
                    3/1/36(3)                                          5,394,541
        13,000,000  Illinois Finance Auth. Rev., Series
                    2007 A, (Monarch Landing, Inc.
                    Facility), 7.00%, 12/1/37                         12,613,119
         5,000,000  Illinois Finance Auth. Rev., Series
                    2007 A, (Sedgebrook, Inc.
                    Facility), 6.00%, 11/15/37(3)                      4,439,950
         5,000,000  Illinois Finance Auth. Rev., Series
                    2007 A, (Sedgebrook, Inc.
                    Facility), 6.00%, 11/15/42(3)                      4,402,400
         3,345,000  Pingree Grove Special Service
                    Area No. 7 Special Tax Rev.,
                    Series 2006-1, (Cambridge
                    Lakes), 6.00%, 3/1/36                              2,966,881
         1,000,000  Village of Bolingbrook Sales Tax
                    Rev., 6.25%, 1/1/24                                  975,090
         5,000,000  Village of Hampshire Special
                    Service Area No. 13 Special Tax
                    Rev., (Tuscany Woods),
                    5.75%, 3/1/37(3)                                   4,038,050
         4,230,000  Village of Hampshire Special
                    Service Area No. 16 Special Tax
                    Rev., Series 2007 A, (Crown
                    Development - Prairie Ridge
                    West), 6.00%, 3/1/46(3)                            3,493,472
         3,500,000  Volo Village Special Service Area
                    No. 3 Special Tax Rev., Series
                    2006-1, (Symphony Meadows),
                    6.00%, 3/1/36                                      3,084,970
                                                                 ---------------
                                                                      48,990,839
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
LOUISIANA - 0.7%
         2,000,000  Colonial Pinnacle Community
                    Development District Rev.,
                    7.00%, 5/1/37                                      1,954,800
                                                                 ---------------
MARYLAND - 4.0%
         1,000,000  Anne Arundel County Special
                    Obligation Rev., (National Business
                    Park), 7.375%, 7/1/10,
                    Prerefunded at 102% of Par(1)                      1,107,890
         5,000,000  Baltimore Special Obligation Rev.,
                    Series 2008 A, (East Baltimore
                    Research Park), 7.00%, 9/1/38                      4,856,800
         2,155,000  Maryland Economic Development
                    Corp. Student Housing Rev.,
                    (University of Maryland-College
                    Park), 5.80%, 6/1/38                               2,151,746
         1,000,000  Maryland Industrial Development
                    Financing Auth. Rev., Series
                    2005 A, (Our Lady of Good
                    Counsel High School),
                    6.00%, 5/1/35                                        979,710
         1,179,000  Prince Georges County Rev.,
                    (Woodview Village Phase II -
                    Subdistrict), 7.00%, 7/1/12,
                    Prerefunded at 102% of Par(1)                      1,378,947
                                                                 ---------------
                                                                      10,475,093
                                                                 ---------------
MASSACHUSSETTS - 0.4%
         1,000,000  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 2008 E1, (CareGroup
                    Issue), 5.125%, 7/1/33                               930,920
                                                                 ---------------
MINNESOTA - 1.5%
           840,000  Meeker County Hospital Facilities
                    Rev., (Memorial Hospital),
                    5.75%, 11/1/27                                       813,397
         3,000,000  North Oaks Senior Housing Rev.,
                    (Presbyterian Homes),
                    6.50%, 10/1/47                                     3,000,780
                                                                 ---------------
                                                                       3,814,177
                                                                 ---------------
MISSOURI - 0.4%
           860,000  Missouri Bottom Transportation
                    Development District Hazelwood
                    Rev., 7.20%, 5/1/33                                  884,407
           225,000  Missouri Housing Development
                    Commission Mortgage Rev.,
                    Series 1998 B2, (Single Family),
                    6.40%, 9/1/29                                        231,383
                                                                 ---------------
                                                                       1,115,790
                                                                 ---------------
NEVADA - 5.1%
           655,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.25%, 2/1/12                                        656,696
           690,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.375%, 2/1/13                                       692,387
           665,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.40%, 2/1/14                                        665,745
         2,925,000  Clark County Improvement District
                    No. 142 Special Assessment,
                    5.50%, 8/1/12                                      2,897,973
         1,375,000  Henderson Local Improvement
                    District No. T-15 Special
                    Assessment, 6.10%, 3/1/24                          1,309,523
         1,105,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series
                    2002 B, 7.10%, 10/1/22                             1,147,797
           350,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series
                    2002 B, 7.20%, 10/1/25                               360,094
         1,240,000  Las Vegas Improvement District
                    No. 607 Special Assessment,
                    (Providence), 5.50%, 6/1/13                        1,169,283

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         3,500,000  Las Vegas Improvement Districts
                    No. 808 & 810 Special
                    Assessment, (Summerlin Village
                    23B), 6.125%, 6/1/31                               3,090,325
           695,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.20%, 12/1/10                                       699,538
           730,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.45%, 12/1/11                                       734,358
                                                                 ---------------
                                                                      13,423,719
                                                                 ---------------
NEW JERSEY - 5.2%
         2,150,000  New Jersey COP, Series 2008 A,
                    (Equipment Lease Purchase),
                    5.00%, 6/15/21                                     2,212,952
         5,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 A, (Gloucester Marine
                    Terminal), 6.625%, 1/1/37(3)                       4,783,250
         5,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 B, (Gloucester Marine
                    Terminal), 6.875%, 1/1/37(3)                       4,858,700
         2,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 C, (Gloucester Marine
                    Terminal), 6.50%, 1/1/15                           1,947,480
                                                                 ---------------
                                                                      13,802,382
                                                                 ---------------
NEW MEXICO - 1.6%
         1,490,000  Cabezon Public Improvement
                    District Special Tax Rev.,
                    6.30%, 9/1/34                                      1,410,241
         1,000,000  Mariposa East Public
                    Improvement District GO,
                    6.00%, 9/1/32                                        835,590
         1,190,000  Montecito Estates Public
                    Improvement District Special
                    Levy Rev., (City of Albuquerque),
                    7.00%, 10/1/37                                     1,091,789
         1,000,000  Ventana West Public Improvement
                    District Special Levy Rev.,
                    6.875%, 8/1/33                                       990,160
                                                                 ---------------
                                                                       4,327,780
                                                                 ---------------
NEW YORK - 6.8%
         2,500,000  Nassau County Industrial
                    Development Agency Continuing
                    Care Retirement Community Rev.,
                    Series 2007 A, (Amsterdam at
                    Harborside), 6.50%, 1/1/27                         2,479,900
         4,250,000  New York State Dormitory Auth.
                    Rev., (Orange Regional Medical
                    Center), 6.25%, 12/1/37                            4,160,155
         1,000,000  New York State Dormitory Auth.
                    Rev., Series 2008 A, (Columbia
                    University), 5.00%, 7/1/13
                    (GO of University)                                 1,101,260
         6,250,000  New York State Dormitory Auth.
                    Rev., Series 2008 A2, (Memorial
                    Sloan-Kettering Cancer Center),
                    5.00%, 7/1/26                                      6,490,813
         1,000,000  Onondaga County Industrial
                    Development Auth. Rev., (Air
                    Cargo), 7.25%, 1/1/32                                990,980
         2,500,000  Triborough Bridge & Tunnel Auth.
                    Rev., Series 2008 B3, 5.00%,
                    11/15/15 (GO of Authority)                         2,680,700
                                                                 ---------------
                                                                      17,903,808
                                                                 ---------------
NORTH CAROLINA - 3.5%
         4,645,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2008 A, 5.25%,
                    1/1/16                                             5,010,840
         4,000,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2008 A, 5.25%,
                    1/1/17                                             4,301,400
                                                                 ---------------
                                                                       9,312,240
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS(4)
           100,000  Northern Mariana Islands GO,
                    Series 2003 A, 6.75%, 10/1/33                        101,125
                                                                 ---------------
OHIO - 2.6%
         4,255,000  Buckeye Tobacco Settlement
                    Financing Auth. Rev., Series
                    2007 A2, 5.875%, 6/1/30(3)                         3,697,722
           285,000  New Albany Plain Local School
                    District GO, 5.50%,
                    12/1/19 (FGIC)                                       300,208
         1,800,000  Pinnacle Community
                    Infrastructure Financing Facilities
                    Auth. Rev., Series 2004 A,
                    6.25%, 12/1/36                                     1,658,268
         1,100,000  Port of Greater Cincinnati
                    Development Auth. Special
                    Assessment Rev., (Cooperative
                    Public Parking Infrastructure),
                    6.40%, 2/15/34                                     1,085,414
                                                                 ---------------
                                                                       6,741,612
                                                                 ---------------
OKLAHOMA - 0.3%
           750,000  Oklahoma City Industrial &
                    Cultural Facilities Trust Rev.,
                    6.75%, 1/1/23                                        714,563
                                                                 ---------------
OREGON - 0.9%
         2,730,000  Forest Grove Student Housing
                    Rev., (Oak Tree Foundation),
                    5.50%, 3/1/37 (Acquired 6/28/07,
                    Cost $2,730,000)(2)                                2,457,410
                                                                 ---------------
PENNSYLVANIA - 3.1%
         3,915,000  Allegheny County Redevelopment
                    Auth. Tax Allocation Rev.,
                    (Pittsburgh Mills), 5.10%, 7/1/14                  3,928,233
         1,500,000  Allegheny County Redevelopment
                    Auth. Tax Allocation Rev.,
                    (Pittsburgh Mills), 5.60%, 7/1/23                  1,446,450
         3,000,000  Peninsula Town Center
                    Community Development Auth.
                    Special Obligation Rev.,
                    6.45%, 9/1/37                                      2,700,600
                                                                 ---------------
                                                                       8,075,283
                                                                 ---------------
TENNESSEE - 3.1%
         1,340,000  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 B, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 5.50%, 10/1/20                       1,245,329
         3,565,000  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 B, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 6.00%, 10/1/35(3)                    3,163,866
         3,695,000  Shelby County Health Educational
                    & Housing Facilities Board Rev.,
                    Series 2008 C, 5.25%, 6/1/17                       3,839,216
                                                                 ---------------
                                                                       8,248,411
                                                                 ---------------
TEXAS - 1.0%
           390,000  Abia Development Corp. Airport
                    Facilities Rev., (Aero Austin L.P.),
                    6.75%, 1/1/11                                        386,233
         2,250,000  Lower Colorado River Auth. Rev.,
                    5.75%, 5/15/37                                     2,321,730
                                                                 ---------------
                                                                       2,707,963
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                 VALUE
--------------------------------------------------------------------------------
WASHINGTON - 1.1%
         2,375,000  Energy Northwest Rev., Series
                    2008 D, (Columbia Generating),
                    5.00%, 7/1/12                                      2,559,348
           250,000  Port of Seattle Rev., Series
                    2000 B, 6.00%, 2/1/15 (MBIA)                         265,480
                                                                 ---------------
                                                                       2,824,828
                                                                 ---------------
WISCONSIN - 0.7%
         2,000,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series
                    2004 A, (Southwest Health
                    Center), 6.25%, 4/1/34                             1,842,400
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           251,799,326
(Cost $265,621,726)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.3%
           748,000  Federated Tax-Free
                    Obligations Fund                                     748,000
(Cost $748,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 95.9%                                  252,547,326
                                                                 ---------------
(Cost $266,369,726)

OTHER ASSETS AND LIABILITIES - 4.1%                                   10,803,402
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $263,350,728
                                                                 ===============

FUTURES CONTRACTS
                                                  Underlying Face   Unrealized
Contracts Purchased             Expiration Date   Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
176 U.S. Treasury 2-Year Notes   December 2008      $37,361,500       $13,354
                                                  ==============================

                                                  Underlying Face   Unrealized
Contracts Sold                  Expiration Date   Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 48 U.S. Long Bond               December 2008       $5,631,000      $(14,358)
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
GO = General Obligation
LIBOR = London Interbank Offered Rate
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008 was $4,159,212, which represented 1.6% of total net assets.
(3) Security, or a portion thereof, has been segregated for futures contracts.
(4) Category is less than 0.05% of total net assets.

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than
60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of
August 31, 2008:

                                                                    UNREALIZED GAIN (LOSS) ON
                                               VALUE OF INVESTMENT       OTHER FINANCIAL
               VALUATION INPUTS                    SECURITIES              INSTRUMENTS*
---------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $    748,000               $(1,004)
Level 2 - Other Significant Observable Inputs      251,799,326                     -
Level 3 - Significant Unobservable Inputs                    -                     -
                                               ----------------------------------------------
                                                  $252,547,326               $(1,004)
                                               ==============================================
* Includes futures contracts.

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $266,369,726
                                                                 ===============
Gross tax appreciation of investments                              $  1,430,199
Gross tax depreciation of investments                               (15,252,599)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(13,822,400)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    October 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    October 28, 2008

By:       /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    October 28, 2008